UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09235
                                                    -----------

                       First Defined Portfolio Fund, LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: December 31, 2013
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


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                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                      FOR THE YEAR ENDED DECEMBER 31, 2013
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

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TABLE OF CONTENTS
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                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                               DECEMBER 31, 2013

Shareholder Letter...........................................................  1
Market Overview..............................................................  2
Performance Summary and Portfolio Components.................................  4
Understanding Your Fund Expenses............................................. 20
Portfolio of Investments..................................................... 21
Statements of Assets and Liabilities......................................... 44
Statements of Operations..................................................... 46
Statements of Changes in Net Assets.......................................... 48
Statements of Changes in Net Assets - Membership Interest Activity........... 50
Financial Highlights......................................................... 52
Notes to Financial Statements................................................ 60
Report of Independent Registered Public Accounting Firm...................... 65
Additional Information....................................................... 66
Board of Trustees and Officers............................................... 68
Privacy Policy............................................................... 70

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Defined Portfolio Fund, LLC (the "Registrant") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forwardlooking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Portfolio (individually called a "Portfolio" and collectively the "Portfolios") of the Registrant will achieve its investment objective. Each Portfolio is subject to market risk, which is the possibility that the market values of securities owned by the Portfolio will decline and that the value of the Portfolio shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Portfolios. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Portfolios.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns and net asset value will fluctuate and Membership Interests, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Portfolio and presents data and analysis that provide insight into each Portfolio's performance and investment approach.

By reading the market overview and discussion of each Portfolio's performance by First Trust, the Registrant's investment advisor, you may obtain an understanding of how the market environment affected its performance. The statistical information that follows may help you understand a Portfolio's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of First Trust are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Portfolios are spelled out in the prospectus, the statement of additional information, this report and other regulatory filings.

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SHAREHOLDER LETTER
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                       FIRST DEFINED PORTFOLIO FUND, LLC
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               DECEMBER 31, 2013


Dear Shareholders:

Enclosed is the annual report for your investment in First Defined Portfolio Fund, LLC (the "Registrant" or the "Fund").

Please be advised that the Board of Trustees of the Fund, on January 22, 2014, approved the termination and liquidation of the Fund and its portfolios (the "Portfolios"): The Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio and Value Line(R) Target 25 Portfolio, which are scheduled to cease normal operations on April 18, 2014 (the "Effective Date"). Following the Effective Date, the Fund and the Portfolios are scheduled to terminate and liquidate on April 25, 2014.

This is the last detailed report you will receive about your investment, and it includes a detailed report about your investment, including a market overview, a portfolio commentary and a performance analysis. Additionally, First Trust Advisors L.P. ("First Trust") compiled the Fund's financial statements for you to review. This report is intended to bring you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

As you are probably aware, the twelve months covered by this report saw challenging economic and political issues in the U.S. However, the period was still positive for the markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 32.39% during the twelve months ended December 31, 2013. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors as they work toward their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                               DECEMBER 31, 2013

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC and WBBM Radio and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE ECONOMY/INVESTING

Various surveys of leading economists have shown that expectations for U.S. GDP growth in 2014 target a growth rate of around 2.8%, up from 2.1% over the past four quarters through Q3'13. As of the close of 2013, the U.S. economic recovery turned 54 months old, or 4.5 years. Over the past 4.5 years, we have been steadfast in our message to investors that the recovery is not only real, but worth taking a stake in via common stocks. Three major U.S. stock indices (S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index) all closed 2013 at or near record highs. From March 9, 2009 (market bottom) through December 31, 2013, the S&P 500, S&P 400 and S&P 600 posted cumulative total returns of 202.78%, 256.52% and 288.11%, respectively. With small-capitalization stocks outperforming both mid- and large capitalization stocks, it would appear that the traditional risk/reward relationship is in proper working order. We believe that should be construed as a positive to any investor who lost confidence in the markets following the financial crisis in 2008.

One of the biggest disappointments in this recovery to date is that too many people are still out of work in the U.S. U.S. payrolls currently stand about 1.5 million below where they were in 2008, according to Bloomberg. If the labor situation improves in 2014, there is a potential silver lining. Why is this so? More workers should lead to greater consumption, in our opinion. Another potential boost to consumption could come from consumer durable goods. Americans have been holding onto their consumer durable goods (which typically last at least three years) longer than at any point in the last 50 years, according to MSN.com. This suggests there could be pent-up demand for these goods. The average age of such items as furniture, appliances and jewelry is more than five years old, the highest since at least 1962, according to the Bureau of Economic Analysis.

U.S. STOCKS AND BONDS

For the second calendar year in a row, all of the major U.S. stock indices posted double-digit total returns. The S&P 500 Index, S&P MidCap 400 Index and S&P SmallCap 600 Index were up 32.39%, 33.50%, and 41.31%, respectively in 2013, according to Bloomberg. All 10 major sectors in the S&P 500 posted double-digit total returns as well in 2013. The gains ranged from 11.47% for the S&P 500 Telecommunication Services Index to 43.08% for the S&P 500 Consumer Discretionary Index. Volatility eased further in 2013. The VIX Index averaged 14.25%, well below 2012's average of 17.82%, and significantly below its 10-year average of 20.17%. The 2014 estimated earnings growth rates for the S&P 500, S&P 400 and S&P 600 were 13.31%, 22.57% and 34.92%, respectively, as of January 9, 2014, according to Standard & Poor's.

The S&P 500 has not experienced a 10% correction in 819 days, as of December 31, 2013, and even though we witnessed one in 2011, the market eventually rebounded and moved on to set new all-time highs. Investors leery of committing capital to the stock market at current levels should know, however, that the longest stretch without a 10% correction was 2,553 days (October 11, 1990 - October 7,
1997), according to Bespoke Investment Group. This means that, while always a possibility, a correction is not imminent, in our opinion.

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MARKET OVERVIEW (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                               DECEMBER 31, 2013


In the U.S. bond market, the top-performing major debt group in 2013 was high-yield corporate bonds. The Barclays U.S. Corporate High Yield Index posted a total return of 7.44%. The next closest domestic category was intermediate investment-grade corporate bonds, up just 0.08%, as measured by the Barclays Intermediate Corporate Index. The Barclays Municipal Bond: Long Bond (22+ Yr) Index posted the weakest total return, down 6.01%. The 127 basis point rise in the yield on the benchmark 10-year Treasury note in 2013 induced some selling pressure in bond mutual funds. TrimTabs Investment Research reported that investors liquidated a record $86 billion from U.S. bond mutual funds and ETFs in 2013, according to Barron's. It topped the previous record of $62 billion set in 1994.

FOREIGN STOCKS AND BONDS

Investors shied away from foreign debt securities in 2013. The Barclays Global Emerging Markets Index of debt securities fell 2.66% (USD), while the Barclays Global Aggregate Index of higher-quality debt declined by 2.60% (USD). Investors seemed just as disinterested in emerging markets equities. The MSCI Emerging Markets Index posted a total return of -2.60% (USD). On the other hand, investors were attracted to stocks from developed nations. The MSCI World Index (excluding the U.S.) posted a total return of 21.02% (USD). Over the past 12 months, the U.S. dollar rose just 0.33% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). The dollar had little influence on returns for U.S. investors in 2013, in our opinion.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


TARGET MANAGED VIP PORTFOLIO

Over the twelve months ended December 31, 2013, the Target Managed VIP Portfolio posted a total return of 35.79% versus 33.55% for the Russell 3000(R) Index over the same period. The Net Asset Value ("NAV") increased from $10.59 to $14.38 during the period.

The Portfolio outperformed the benchmark, primarily due to positive stock selection in the Health Care, Information Technology and Financials sectors. Performance also benefited from positive allocation effects in the Consumer Discretionary, Health Care and Consumer Staples sectors. The Portfolio was significantly overweight the Consumer Discretionary sector, which was the top-performing sector in the benchmark. The top-contributing stocks were Yahoo!, Inc. (YHOO), Gilead Sciences, Inc. (GILD) and Regeneron Pharmaceuticals, Inc.
(REGN).

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.


--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2003-Dec. 31, 2013

           Target Managed VIP        Dow Jones Industrial       Russell 3000(R)
              Portfolio (a)               Avg.(SM)(b)              Index (c)
Dec. 03          $10,000                    $10,000                 $10,000
Dec. 04           11,226                     10,531                  11,195
Dec. 05           12,039                     10,712                  11,884
Dec. 06           13,425                     12,752                  13,764
Dec. 07           14,696                     13,884                  14,485
Dec. 08            8,110                      9,451                   9,082
Dec. 09            9,164                     11,595                  11,658
Dec. 10           10,916                     13,225                  13,631
Dec. 11           10,733                     14,334                  13,771
Dec. 12           12,130                     15,802                  16,031
Dec. 13           16,472                     20,487                  21,359
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                 PERIODS ENDED DEC. 31, 2013

                                                1 YEAR           5 YEAR         10 YEAR       SINCE INCEPTION
                                 INCEPTION      ANNUAL       AVERAGE ANNUAL  AVERAGE ANNUAL   AVERAGE ANNUAL
                                   DATE      TOTAL RETURN     TOTAL RETURN    TOTAL RETURN     TOTAL RETURN
-------------------------------------------------------------------------------------------------------------
Target Managed VIP Portfolio (a)  10/6/99       35.79%           15.22%          5.12%             2.58%
Dow Jones Industrial Avg.(SM) (b)               29.65%           16.72%          7.43%             5.67%
Russell 3000(R) Index (c)                       33.55%           18.71%          7.88%             5.08%
-------------------------------------------------------------------------------------------------------------


(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the Dow(R) Target 5 Portfolio to the Target Managed VIP Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

(c) The Russell 3000(R) Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


TARGET MANAGED VIP PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Exxon Mobil Corp.                       4.4%
Yahoo!, Inc.                            4.2
Home Depot (The), Inc.                  4.2
Oracle Corp.                            3.5
UnitedHealth Group, Inc.                3.4
Regeneron Pharmaceuticals, Inc.         3.3
Travelers (The) Cos., Inc.              3.1
Gilead Sciences, Inc.                   3.1
Pfizer, Inc.                            3.0
Comcast Corp., Class A                  3.0
----------------------------------------------
                               Total   35.2%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Consumer Discretionary                 24.5%
Health Care                            21.1
Information Technology                 18.0
Financials                              8.2
Energy                                  7.1
Industrials                             6.4
Utilities                               5.0
Telecommunication Services              4.8
Consumer Staples                        2.9
Materials                               2.0
----------------------------------------------
                               Total  100.0%
                                      ======

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


THE DOW(R) DART 10 PORTFOLIO

Over the twelve months ended December 31, 2013, The Dow(R) DART 10 Portfolio posted a total return of 30.85% versus 29.65% for the Dow Jones Industrial Average(SM) over the same period. The NAV increased from $12.06 to $15.78 during the period.

The Portfolio slightly outperformed the Dow Jones Industrial Average(SM) for the year. The Portfolio benefited from holding Hewlett-Packard Co. (HPQ) which was up over 100% and American Express Co. (AXP) which was up over 50%. Some of the performance was mitigated by holding International Business Machines Corp.
(IBM), AT&T, Inc. (T) and McDonald's Corp (MCD), which all underperformed the benchmark.

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2003-Dec. 31, 2013

                       The Dow(R) DART 10               Dow Jones Industrial
                           Portfolio                        Avg.(SM)(a)
Dec. 03                     $10,000                           $10,000
Dec. 04                      10,382                            10,531
Dec. 05                      10,048                            10,712
Dec. 06                      12,616                            12,752
Dec. 07                      12,700                            13,884
Dec. 08                       9,080                             9,451
Dec. 09                      10,346                            11,595
Dec. 10                      12,079                            13,225
Dec. 11                      13,011                            14,334
Dec. 12                      14,408                            15,802
Dec. 13                      18,853                            20,487
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                   PERIODS ENDED DEC. 31, 2013

                                                  1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                   INCEPTION      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                                     DATE      TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
---------------------------------------------------------------------------------------------------------------
The Dow(R) DART 10 Portfolio        10/6/99       30.85%         15.73%             6.55%             3.25%
Dow Jones Industrial Avg.(SM) (a)                 29.65%         16.72%             7.43%             5.67%
---------------------------------------------------------------------------------------------------------------

(a) The Dow Jones Industrial Average(SM) is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

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PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


THE DOW(R) DART 10 PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Hewlett-Packard Co.                    15.5%
American Express Co.                   12.2
UnitedHealth Group, Inc.               10.6
Intel Corp.                             9.7
Travelers (The) Cos., Inc.              9.7
Pfizer, Inc.                            9.4
Exxon Mobil Corp.                       9.0
McDonald's Corp.                        8.4
AT&T, Inc.                              8.0
International Business Machines Corp.   7.5
----------------------------------------------
                               Total  100.0%
                                      ======

----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Information Technology                 32.8%
Financials                             21.8
Health Care                            20.0
Energy                                  9.0
Consumer Discretionary                  8.4
Telecommunication Services              8.0
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


THE DOW(R) TARGET DIVIDEND PORTFOLIO

Over the twelve months ended December 31, 2013, The Dow(R) Target Dividend Portfolio posted a total return of 28.19% versus 29.06% for the Dow Jones U.S. Select Dividend Index(SM) over the same period. The NAV increased from $10.43 to $13.37 during the period.

The Portfolio slightly underperformed the Dow Jones U.S. Select Dividend Index, primarily because of negative allocation and selection effect in the Industrials sector. The Portfolio was over 5% underweight the Industrials sector, which was the second best performing sector in the index. In addition, the Portfolio did not hold the two best contributing Industrials stocks in the index, Lockheed Martin Corp. (LMT) and Pitney Bowes, Inc. (PBI). The three largest detractors by contribution were FirstEnergy Corp. (FE), Pinnacle West Capital Corp. (PNW) and Universal Corp. (UVV). The three top contributing stocks were Northrop Grumman Corp. (NOC), FirstMerit Corp. (BKH) and Black Hills Corp. (BKH).

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                           May 2, 2005-Dec. 31, 2013

           The Dow(R) Target           Dow Jones U.S. Select         S&P 500(R)
           Dividend Portfolio          Dividend Index(SM)(a)         Index (b)
May 05          $10,000                       $10,000                 $10,000
Dec. 05           9,870                        10,529                  10,879
Dec. 06          11,660                        12,587                  12,598
Dec. 07          11,790                        11,938                  13,290
Dec. 08           7,010                         8,240                   8,373
Dec. 09           8,000                         9,157                  10,589
Dec. 10           9,321                        10,835                  12,184
Dec. 11           9,881                        12,180                  12,441
Dec. 12          10,432                        13,501                  14,432
Dec. 13          13,372                        17,424                  19,105
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                 PERIODS ENDED DEC. 31, 2013

                                                                1 YEAR           5 YEAR       SINCE INCEPTION
                                               INCEPTION        ANNUAL       AVERAGE ANNUAL   AVERAGE ANNUAL
                                                 DATE        TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
-------------------------------------------------------------------------------------------------------------
The Dow(R) Target Dividend Portfolio             5/2/05         28.19%           13.78%            3.41%
Dow Jones U.S. Select Dividend Index(SM) (a)                    29.06%           16.15%            6.61%
S&P 500(R) Index (b)                                            32.39%           17.94%            7.75%
-------------------------------------------------------------------------------------------------------------

(a) The Dow Jones U.S. Select Dividend Index(SM) is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Index. (The index reflects no deduction for fees, expenses or taxes).

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


THE DOW(R) TARGET DIVIDEND PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Northrop Grumman Corp.                  6.7%
FirstMerit Corp.                        6.1
Black Hills Corp.                       5.7
Commercial Metals Co.                   5.5
Mondelez International, Inc., Class A   5.5
Allstate Corp.                          5.3
Cincinnati Financial Corp.              5.3
First Niagara Financial Group, Inc.     5.3
United Bankshares, Inc.                 5.1
New York Community Bancorp, Inc.        5.1
----------------------------------------------
                               Total   55.6%
                                       =====

----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Financials                             56.4%
Utilities                              17.1
Industrials                            11.2
Consumer Staples                        9.8
Materials                               5.5
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


GLOBAL DIVIDEND TARGET 15 PORTFOLIO

Over the twelve months ended December 31, 2013, the Global Dividend Target 15 Portfolio posted a total return of 14.34% versus 24.10% for the Morgan Stanley Capital International Developed Markets World Index over the same period. The NAV increased from $24.61 to $28.14 during the period.

The Portfolio underperformed the benchmark for the year. The underperformance can primarily be tied to selection effects in the Financials, Consumer Discretionary and Industrials sectors. Three of the worst four performing stocks came from the Hong Kong portion of the Portfolio. The three largest detractors were RSA Insurance Group PLC (RSA LN), CITIC Pacific Ltd. (237 HK) and China Construction Bank Corp., Class H (939 HK).

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2003-Dec. 31, 2013

                         Global Dividend                 MSCI Developed Markets
                     Target 15 Portfolio (a)                World Index (b)
Dec. 03                      $10,000                            $10,000
Dec. 04                       12,543                             11,472
Dec. 05                       13,819                             12,560
Dec. 06                       19,131                             15,081
Dec. 07                       21,683                             16,443
Dec. 08                       12,407                              9,749
Dec. 09                       17,503                             12,672
Dec. 10                       19,204                             14,163
Dec. 11                       17,765                             13,378
Dec. 12                       22,273                             15,496
Dec. 13                       25,467                             16,029
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                         PERIODS ENDED DEC. 31, 2013

                                                         1 YEAR          5 YEAR         10 YEAR       SINCE INCEPTION
                                          INCEPTION      ANNUAL      AVERAGE ANNUAL  AVERAGE ANNUAL   AVERAGE ANNUAL
                                            DATE      TOTAL RETURN    TOTAL RETURN    TOTAL RETURN     TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------
Global Dividend Target 15 Portfolio (a)    10/6/99       14.34%           15.47%         9.80%             7.54%
MSCI Developed Markets World Index (b)                   24.10%           12.53%         4.83%             2.03%
---------------------------------------------------------------------------------------------------------------------

(a) Effective May 2, 2005, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the Global Target 15 Portfolio to the Global Dividend Target 15 Portfolio.

(b) The Morgan Stanley Capital International Developed Markets World Index ("MSCI Developed Markets World Index") is based on the share prices of approximately 1,600 companies listed on stock exchanges in the twenty-two countries that make up the MSCI National Indices. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

      The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


GLOBAL DIVIDEND TARGET 15 PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Hewlett-Packard Co.                    11.9%
Vodafone Group PLC                      9.1
General Electric Co.                    8.0
Intel Corp.                             7.5
Pfizer, Inc.                            7.2
Man Group PLC                           6.2
AT&T, Inc.                              6.1
CITIC Pacific Ltd.                      6.1
Bank of China Ltd.                      6.0
Tesco PLC                               5.9
----------------------------------------------
                               Total   74.0%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Financials                             27.4%
Information Technology                 19.4
Telecommunication Services             15.2
Industrials                            14.1
Health Care                             7.2
Consumer Staples                        5.9
Energy                                  5.5
Consumer Discretionary                  5.3
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


S&P(R) TARGET 24 PORTFOLIO

Over the twelve months ended December 31, 2013, the S&P(R) Target 24 Portfolio posted a total return of 42.17% versus 32.39% for the S&P 500(R) Index over the same period. The NAV increased from $11.24 to $15.98 during the period.

The Portfolio outperformed the benchmark, primarily due to a positive stock selection effect in the Information Technology sector. Both the Financials and Industrials sectors also had positive stock selection effects. Eight out of the ten GICS sectors had a positive allocation effect which also contributed to the strong outperformance. The largest allocation effects were in the Telecommunication Services and Utilities sectors, as the Portfolio held no positions in these two underperforming sectors. The top-contributing stocks were Yahoo!, Inc. (YHOO), Seagate Technology PLC (STX) and Amgen, Inc. (AMGN).

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2003-Dec. 31, 2013

                         S&P(R) Target 24                  S&P 500(R)
                          Portfolio (a)                    Index (b)
Dec. 03                     $10,000                         $10,000
Dec. 04                      11,365                          11,088
Dec. 05                      11,837                          11,632
Dec. 06                      12,178                          13,470
Dec. 07                      12,690                          14,210
Dec. 08                       9,147                           8,952
Dec. 09                      10,407                          11,322
Dec. 10                      12,416                          13,028
Dec. 11                      13,478                          13,303
Dec. 12                      14,752                          15,431
Dec. 13                      20,973                          20,428
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                         PERIODS ENDED DEC. 31, 2013

                                                1 YEAR           5 YEAR            10 YEAR            SINCE INCEPTION
                                 INCEPTION      ANNUAL       AVERAGE ANNUAL     AVERAGE ANNUAL        AVERAGE ANNUAL
                                   DATE      TOTAL RETURN     TOTAL RETURN       TOTAL RETURN          TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------
S&P(R) Target 24 Portfolio (a)      10/6/99       42.17%         18.05%              7.69%                  3.35%
S&P 500(R) Index (b)                              32.39%         17.94%              7.40%                  4.30%
---------------------------------------------------------------------------------------------------------------------

(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the S&P(R) Target 10 Portfolio to the S&P(R) Target 24 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


S&P(R) TARGET 24 PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Yahoo!, Inc.                           17.0%
Amgen, Inc.                             8.8
Exxon Mobil Corp.                       8.5
Philip Morris International, Inc.       8.2
Seagate Technology PLC                  7.6
Franklin Resources, Inc.                6.5
TJX (The) Cos., Inc.                    6.0
Illinois Tool Works, Inc.               5.8
DIRECTV                                 5.4
Discover Financial Services             5.0
----------------------------------------------
                               Total   78.8%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Information Technology                 24.6%
Financials                             16.1
Consumer Discretionary                 12.5
Health Care                            12.1
Industrials                            11.8
Energy                                 10.0
Consumer Staples                        9.5
Materials                               3.4
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


NASDAQ(R) TARGET 15 PORTFOLIO

Over the twelve months ended December 31, 2013, the NASDAQ(R) Target 15 Portfolio posted a total return of 48.82% versus 36.94% for the NASDAQ 100 Index(R) over the same period. The NAV increased from $10.61 to $15.79 during the period.

The Portfolio outperformed the benchmark, primarily due to stock selection in the Information Technology sector. There was also a positive selection effect in the Health Care sector. Additionally, there were five significantly positive allocation effects in the Consumer Discretionary, Health Care, Information Technology, Consumer Staples and Industrials sectors. The top three contributing stocks were Gilead Sciences, Inc. (GILD), Yahoo!, Inc. (YHOO) and Western Digital Corp. (WDC).

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2003-Dec. 31, 2013

                           NASDAQ(R)                           NASDAQ(R) 100
                      Target 15 Portfolio                        Index (a)
Dec. 03                     $10,000                              $10,000
Dec. 04                       9,731                               11,074
Dec. 05                      10,054                               11,285
Dec. 06                      10,947                               12,107
Dec. 07                      13,326                               14,436
Dec. 08                       6,545                                8,435
Dec. 09                       7,654                               13,043
Dec. 10                       9,979                               15,671
Dec. 11                      10,107                               16,247
Dec. 12                      11,420                               19,227
Dec. 13                      16,996                               27,077
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                         PERIODS ENDED DEC. 31, 2013

                                                1 YEAR           5 YEAR            10 YEAR           SINCE INCEPTION
                                 INCEPTION      ANNUAL       AVERAGE ANNUAL     AVERAGE ANNUAL        AVERAGE ANNUAL
                                    DATE     TOTAL RETURN     TOTAL RETURN       TOTAL RETURN          TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------
NASDAQ(R) Target 15 Portfolio       10/6/99       48.82%         21.03%                5.45%               3.26%
NASDAQ(R) 100 Index (a)                           36.94%         25.56%               10.46%               3.24%
---------------------------------------------------------------------------------------------------------------------

(a) The NASDAQ(R) 100 Index is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the NASDAQ(R). (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


NASDAQ(R) TARGET 15 PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Gilead Sciences, Inc.                  10.2%
Yahoo!, Inc.                           10.2
Regeneron Pharmaceuticals, Inc.         8.1
Seagate Technology PLC                  7.5
Western Digital Corp.                   7.2
Comcast Corp., Class A                  7.0
Mylan, Inc.                             6.3
Sirius XM Holdings, Inc.                5.9
Mattel, Inc.                            5.7
Symantec Corp.                          5.7
----------------------------------------------
                               Total   73.8%
                                       =====

----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Information Technology                 41.7%
Consumer Discretionary                 33.8
Health Care                            24.5
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO

Over the twelve months ended December 31, 2013, the First Trust Target Focus Four Portfolio posted a total return of 31.08% versus 32.39% for the S&P 500(R) Index over the same period. The NAV increased from $5.02 to $6.58 during the period.

The Portfolio slightly trailed the benchmark, primarily due to poor stock selection in the Consumer Discretionary sector. Performance was aided by positive allocation effects in the Consumer Discretionary, Information Technology and Energy sectors. Additionally, the Portfolio benefited from positive stock selection in the Industrials and Information Technology sectors but it was not enough to overcome the underperformance from other areas of the Portfolio. The top three contributing stocks to the Portfolio were Home Depot
(The), Inc. (HD), Regeneron Pharmaceuticals, Inc. (REGN) and Gap (The), Inc.
(GPS). The three largest detractors were FirstEnergy Corp. (FE), Petroleo Brasilerio S.A., ADR (PBR) and Urban Outfitters, Inc. (URBN).

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2003-Dec. 31, 2013

                            First Trust Target                    S&P 500(R)
                         Focus Four Portfolio (a)                 Index (b)
Dec. 03                          $10,000                           $10,000
Dec. 04                           11,135                            11,088
Dec. 05                           11,199                            11,632
Dec. 06                           11,649                            13,470
Dec. 07                           12,313                            14,210
Dec. 08                            6,916                             8,952
Dec. 09                            8,908                            11,322
Dec. 10                           10,599                            13,028
Dec. 11                            9,443                            13,303
Dec. 12                           10,749                            15,431
Dec. 13                           14,090                            20,428
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                                PERIODS ENDED DEC. 31, 2013

                                               1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                                INCEPTION      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                                  DATE      TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
------------------------------------------------------------------------------------------------------------
First Trust Target Focus Four
   Portfolio (a)                  10/6/99        31.08%         15.29%           3.49%             -2.90%
S&P 500(R) Index (b)                             32.39%         17.94%           7.40%              4.30%
------------------------------------------------------------------------------------------------------------

(a) Effective November 19, 2007, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the First Trust 10 Uncommon Values Portfolio to the First Trust Target Focus Four Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to November 19, 2007, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The S&P 500(R) Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


FIRST TRUST TARGET FOCUS FOUR PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Home Depot (The), Inc.                  7.7%
Regeneron Pharmaceuticals, Inc.         4.8
Gap (The), Inc.                         3.5
Black Hills Corp.                       2.4
Flowserve Corp.                         2.2
Mercury General Corp.                   2.0
Northrop Grumman Corp.                  2.0
Universal Corp.                         1.8
FirstMerit Corp.                        1.8
Commercial Metals Co.                   1.6
----------------------------------------------
                               Total   29.8%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Financials                             27.7%
Consumer Discretionary                 24.1
Industrials                            12.8
Health Care                             7.2
Utilities                               6.3
Energy                                  5.4
Consumer Staples                        5.0
Information Technology                  4.8
Materials                               4.6
Telecommunication Services              2.1
----------------------------------------------
                               Total  100.0%
                                      ======

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


VALUE LINE(R) TARGET 25 PORTFOLIO

Over the twelve months ended December 31, 2013, the Value Line(R) Target 25 Portfolio posted a total return of 31.38% versus 33.55% for the Russell 3000(R) Index over the same period. The NAV increased from $3.41 to $4.48 during the period.

The Portfolio slightly trailed the benchmark because of poor stock selection in the Consumer Discretionary sector. Performance was buoyed by positive selection in the Industrials and Information Technology sectors, but not enough to cause this Portfolio to outperform. The top three contributing stocks were Regeneron Pharmaceuticals, Inc. (REGN), Flowserve Corp. (FLS) and Gildan Activewear, Inc.
(GIL). The three largest detractors were Urban Outfitters, Inc. (URBN), American Vanguard Corp. (AVD) and Macy's, Inc. (M).

All of the data on this page represents past performance which cannot be used to predict future performance and the information in the table and graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of shares.

--------------------------------------------------------------------------------
                     GROWTH OF A $10,000 INITIAL INVESTMENT
                          Dec. 31, 2003-Dec. 31, 2013

                        Value Line(R) Target 25           Russell 3000(R)
                             Portfolio (a)                   Index (b)
Dec. 03                        $10,000                       $10,000
Dec. 04                         12,156                        11,195
Dec. 05                         14,551                        11,884
Dec. 06                         14,970                        13,764
Dec. 07                         17,695                        14,485
Dec. 08                          7,994                         9,082
Dec. 09                          8,563                        11,658
Dec. 10                         11,168                        13,631
Dec. 11                          8,414                        13,771
Dec. 12                         10,211                        16,031
Dec. 13                         13,415                        21,359
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
RETURN COMPARISON                                                          PERIODS ENDED DEC. 31, 2013

                                         1 YEAR          5 YEAR          10 YEAR       SINCE INCEPTION
                          INCEPTION      ANNUAL      AVERAGE ANNUAL   AVERAGE ANNUAL   AVERAGE ANNUAL
                            DATE      TOTAL RETURN    TOTAL RETURN     TOTAL RETURN     TOTAL RETURN
------------------------------------------------------------------------------------------------------
Value Line(R) Target 25
   Portfolio (a)           10/6/99       31.38%          10.91%            2.98%            -5.48%
Russell 3000(R) Index (b)                33.55%          18.71%            7.88%             5.08%
------------------------------------------------------------------------------------------------------

(a) Effective April 30, 2002, based upon the determination of the Registrant's Board of Trustees, the Portfolio changed its name from the First Trust Internet Portfolio to the Value Line(R) Target 25 Portfolio. The Portfolio's primary investment strategy was also changed. The performance figures provided for the periods prior to April 30, 2002, reflect the Portfolio's performance prior to the name change and the change of the primary investment strategy.

(b) The Russell 3000(R) Index is composed of 3000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg). (The index reflects no deduction for fees, expenses or taxes).

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges or the effect of taxes. These expenses would reduce the overall returns shown.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY AND PORTFOLIO COMPONENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                                 ANNUAL REPORT
                         DECEMBER 31, 2013 (UNAUDITED)


VALUE LINE(R) TARGET 25 PORTFOLIO (CONTINUED)

----------------------------------------------
                                    % OF TOTAL
TOP 10 HOLDINGS                    INVESTMENTS
----------------------------------------------
Flowserve Corp.                         9.0%
Regeneron Pharmaceuticals, Inc.         8.9
Home Depot (The), Inc.                  7.4
Gap (The), Inc.                         7.0
Gildan Activewear, Inc.                 7.0
DR Horton, Inc.                         6.3
Williams-Sonoma, Inc.                   6.2
Lennar Corp., Class A                   5.7
Urban Outfitters, Inc.                  5.3
NewMarket Corp.                         4.9
----------------------------------------------
                               Total   67.7%
                                       =====


----------------------------------------------
                                    % OF TOTAL
SECTOR                             INVESTMENTS
----------------------------------------------
Consumer Discretionary                 62.0%
Industrials                            14.8
Health Care                            14.0
Materials                               5.6
Information Technology                  3.6
----------------------------------------------
                               Total  100.0%
                                      ======

FIRST DEFINED PORTFOLIO FUND, LLC
UNDERSTANDING YOUR FUND EXPENSES
DECEMBER 31, 2013 (UNAUDITED)


As an Interest holder of the Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio or Value Line (R) Target 25 Portfolio (the "Portfolios"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2013 to December 31, 2013.

                                ACTUAL EXPENSES

The first three columns of the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the third column under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The next three columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                         HYPOTHETICAL
                                                   ACTUAL EXPENSES               (5% RETURN BEFORE EXPENSES)
                                          ----------------------------------  ----------------------------------
                                                                   EXPENSES                            EXPENSES
                                          BEGINNING     ENDING   PAID DURING  BEGINNING     ENDING    PAID DURING
                                           ACCOUNT     ACCOUNT    PERIOD (a)   ACCOUNT     ACCOUNT    PERIOD (a)
                                            VALUE       VALUE     7/1/2013-     VALUE       VALUE      7/1/2013 -  EXPENSE
                                           7/1/2013   12/31/2013  12/31/2013   7/1/2013   12/31/2013  12/31/2013  RATIO (b)
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
Target Managed VIP Portfolio ..........   $1,000.00   $1,204.40     $8.17     $1,000.00   $1,017.80     $7.48       1.47%
The Dow(R) DART 10 Portfolio ..........    1,000.00    1,097.40      7.77      1,000.00    1,017.80      7.48       1.47
The Dow(R) Target Dividend Portfolio ..    1,000.00    1,111.40      7.82      1,000.00    1,017.80      7.48       1.47
Global Dividend Target 15 Portfolio ...    1,000.00    1,118.90      7.85      1,000.00    1,017.80      7.48       1.47
S&P(R) Target 24 Portfolio ............    1,000.00    1,227.30      8.25      1,000.00    1,017.80      7.48       1.47
NASDAQ(R) Target 15 Portfolio .........    1,000.00    1,237.50      8.29      1,000.00    1,017.80      7.48       1.47
First Trust Target Focus Four Portfolio    1,000.00    1,146.30      7.41      1,000.00    1,018.30      6.97       1.37
Value Line(R) Target 25 Portfolio .....    1,000.00    1,151.70      7.97      1,000.00    1,017.80      7.48       1.47

(a) Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

(b)   These expense ratios reflect expense caps.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.8%

             AEROSPACE & DEFENSE - 0.7%
      1,362  Northrop Grumman Corp............................................................  $      156,099
                                                                                                --------------

             AUTO COMPONENTS - 0.2%
        768  Dorman Products, Inc. (a)........................................................          43,062
                                                                                                --------------

             AUTOMOBILES - 1.5%
      2,423  Daimler AG.......................................................................         210,607
      1,158  Thor Industries, Inc.............................................................          63,957
      1,569  Winnebago Industries, Inc. (a)...................................................          43,069
                                                                                                --------------
                                                                                                       317,633
                                                                                                --------------

             BEVERAGES - 0.1%
        596  Coca-Cola Enterprises, Inc.......................................................          26,301
                                                                                                --------------

             BIOTECHNOLOGY - 7.8%
      2,871  Amgen, Inc.......................................................................         327,753
      8,746  Gilead Sciences, Inc. (a)........................................................         657,262
      2,577  Regeneron Pharmaceuticals, Inc. (a)..............................................         709,294
                                                                                                --------------
                                                                                                     1,694,309
                                                                                                --------------

             BUILDING PRODUCTS - 0.6%
      1,692  A.O. Smith Corp..................................................................          91,266
      1,136  Apogee Enterprises, Inc..........................................................          40,794
                                                                                                --------------
                                                                                                       132,060
                                                                                                --------------

             CAPITAL MARKETS - 1.1%
      4,211  Franklin Resources, Inc..........................................................         243,101
                                                                                                --------------

             CHEMICALS - 2.0%
        863  American Vanguard Corp...........................................................          20,962
        179  CF Industries Holdings, Inc......................................................          41,714
        392  FMC Corp.........................................................................          29,580
      2,364  LyondellBasell Industries NV, Class A............................................         189,782
        289  NewMarket Corp...................................................................          96,570
        294  Sherwin-Williams (The) Co........................................................          53,949
                                                                                                --------------
                                                                                                       432,557
                                                                                                --------------

             COMMERCIAL BANKS - 1.8%
      5,479  PrivateBancorp, Inc..............................................................         158,507
      2,917  ViewPoint Financial Group, Inc...................................................          80,072
      6,353  Western Alliance Bancorp (a).....................................................         151,583
                                                                                                --------------
                                                                                                       390,162
                                                                                                --------------

             COMMERCIAL SERVICES & SUPPLIES - 0.1%
      3,695  InnerWorkings, Inc. (a)..........................................................          28,784
                                                                                                --------------

             COMMUNICATIONS EQUIPMENT - 0.3%
      5,445  Ixia (a).........................................................................          72,473
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 2.4%
      7,206  Seagate Technology PLC...........................................................         404,689
      1,422  Western Digital Corp.............................................................         119,306
                                                                                                --------------
                                                                                                       523,995
                                                                                                --------------


                        See Notes to Financial Statements                Page 21

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             CONSTRUCTION & ENGINEERING - 0.3%
      2,940  Aegion Corp. (a).................................................................  $       64,357
                                                                                                --------------

             CONSUMER FINANCE - 0.8%
      3,292  Discover Financial Services......................................................         184,187
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 1.1%
      2,253  Carriage Services, Inc...........................................................          44,001
      3,347  Grand Canyon Education, Inc. (a).................................................         145,929
      1,323  H&R Block, Inc. .................................................................          38,420
                                                                                                --------------
                                                                                                       228,350
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.8%
     11,611  Deutsche Telekom AG, ADR.........................................................         200,406
     12,115  Orange S.A., ADR.................................................................         149,620
      3,062  Swisscom AG, ADR.................................................................         161,949
      9,755  TeliaSonera AB, ADR..............................................................         162,714
      5,852  Vivendi S.A., ADR................................................................         154,317
                                                                                                --------------
                                                                                                       829,006
                                                                                                --------------

             ELECTRIC UTILITIES - 2.4%
     36,548  EDF S.A., ADR....................................................................         256,202
     31,847  Enel SpA, ADR....................................................................         138,343
      5,658  SSE PLC, ADR.....................................................................         128,776
                                                                                                --------------
                                                                                                       523,321
                                                                                                --------------

             ELECTRICAL EQUIPMENT - 0.4%
      1,856  AZZ, Inc. .......................................................................          90,684
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
      1,071  Badger Meter, Inc. ..............................................................          58,370
        546  Rogers Corp. (a).................................................................          33,579
                                                                                                --------------
                                                                                                        91,949
                                                                                                --------------

             FOOD & STAPLES RETAILING - 0.5%
      1,561  Susser Holdings Corp. (a)........................................................         102,230
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
        738  Becton, Dickinson & Co...........................................................          81,542
        308  C.R. Bard, Inc...................................................................          41,254
      2,053  Cyberonics, Inc. (a).............................................................         134,492
      2,722  Neogen Corp. (a).................................................................         124,395
      1,176  Sirona Dental Systems, Inc. (a)..................................................          82,555
                                                                                                --------------
                                                                                                       464,238
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 4.9%
      2,306  AMN Healthcare Services, Inc. (a)................................................          33,898
      2,213  Gentiva Health Services, Inc. (a)................................................          27,463
      2,517  Hanger, Inc. (a).................................................................          99,019
        947  MWI Veterinary Supply, Inc. (a)..................................................         161,549
      9,744  UnitedHealth Group, Inc..........................................................         733,723
                                                                                                --------------
                                                                                                     1,055,652
                                                                                                --------------

Page 22                 See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE TECHNOLOGY - 1.1%
      3,770  Medidata Solutions, Inc. (a).....................................................  $      228,349
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 3.2%
      1,022  AFC Enterprises, Inc. (a)........................................................          39,347
      1,233  Domino's Pizza, Inc. ............................................................          85,879
      4,231  Interval Leisure Group, Inc. ....................................................         130,738
      4,810  Krispy Kreme Doughnuts, Inc. (a).................................................          92,785
      2,154  Multimedia Games Holding Co., Inc. (a)...........................................          67,549
      3,446  Papa John's International, Inc...................................................         156,448
      4,461  Pinnacle Entertainment, Inc. (a).................................................         115,941
                                                                                                --------------
                                                                                                       688,687
                                                                                                --------------

             HOUSEHOLD DURABLES - 1.4%
      7,108  DR Horton, Inc. .................................................................         158,651
      3,456  Lennar Corp. , Class A...........................................................         136,719
                                                                                                --------------
                                                                                                       295,370
                                                                                                --------------

             HOUSEHOLD PRODUCTS - 0.1%
        270  Clorox (The) Co..................................................................          25,045
                                                                                                --------------

             INSURANCE - 4.3%
      3,166  Allstate Corp. ..................................................................         172,674
      2,938  Horace Mann Educators Corp. .....................................................          92,664
      7,367  Travelers (The) Cos., Inc. ......................................................         667,008
                                                                                                --------------
                                                                                                       932,346
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 6.1%
      7,518  eBay, Inc. (a)...................................................................         412,663
     22,496  Yahoo!, Inc. (a).................................................................         909,738
                                                                                                --------------
                                                                                                     1,322,401
                                                                                                --------------

             IT SERVICES - 2.4%
      2,765  International Business Machines Corp. ...........................................         518,631
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 0.7%
        993  Arctic Cat, Inc..................................................................          56,581
      1,991  Mattel, Inc......................................................................          94,732
                                                                                                --------------
                                                                                                       151,313
                                                                                                --------------

             MACHINERY - 3.0%
      4,091  Flowserve Corp. .................................................................         322,494
      2,562  Illinois Tool Works, Inc. .......................................................         215,413
      2,871  TriMas Corp. (a).................................................................         114,524
                                                                                                --------------
                                                                                                       652,431
                                                                                                --------------

             MEDIA - 5.5%
     12,343  Comcast Corp., Class A...........................................................         641,404
      2,926  DIRECTV (a)......................................................................         202,158
        841  Discovery Communications, Inc., Class A (a)......................................          76,043
        401  Liberty Global PLC, Class A (a)..................................................          35,685
        300  Liberty Global PLC, Class C (a)..................................................          25,296
        638  Liberty Media Corp., Class A (a).................................................          93,435
     30,119  Sirius XM Holdings, Inc. (a).....................................................         105,115
        638  Starz, Class A (a)...............................................................          18,655
                                                                                                --------------
                                                                                                     1,197,791
                                                                                                --------------

                        See Notes to Financial Statements                Page 23

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             MULTI-UTILITIES - 2.6%
      7,166  E.ON SE, ADR.....................................................................  $      132,427
      6,419  GDF Suez S.A., ADR...............................................................         151,938
      2,317  National Grid PLC, ADR...........................................................         151,347
      3,208  RWE AG, ADR......................................................................         118,054
                                                                                                --------------
                                                                                                       553,766
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 7.0%
      3,183  BP PLC, ADR......................................................................         154,726
      2,707  Eni S.p.A., ADR..................................................................         131,262
      2,975  EPL Oil & Gas, Inc. (a)..........................................................          84,787
      9,300  Exxon Mobil Corp. ...............................................................         941,160
        232  Marathon Petroleum Corp. ........................................................          21,281
        429  Phillips 66......................................................................          33,089
      2,551  Total S.A., ADR..................................................................         156,300
                                                                                                --------------
                                                                                                     1,522,605
                                                                                                --------------

             PERSONAL PRODUCTS - 0.1%
      1,161  Medifast, Inc. (a)...............................................................          30,337
                                                                                                --------------

             PHARMACEUTICALS - 5.6%
      2,799  AstraZeneca PLC, ADR.............................................................         166,176
      3,035  GlaxoSmithKline PLC, ADR.........................................................         162,039
      2,382  Mylan, Inc. (a)..................................................................         103,379
     21,086  Pfizer, Inc. ....................................................................         645,864
      3,779  Prestige Brands Holdings, Inc. (a)...............................................         135,288
                                                                                                --------------
                                                                                                     1,212,746
                                                                                                --------------

             PROFESSIONAL SERVICES - 0.6%
      3,900  On Assignment, Inc. (a)..........................................................         136,188
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
      2,644  Monolithic Power Systems, Inc. (a)...............................................          91,641
      2,002  Ultratech, Inc. (a)..............................................................          58,058
                                                                                                --------------
                                                                                                       149,699
                                                                                                --------------

             SOFTWARE - 5.4%
      1,926  Manhattan Associates, Inc. (a)...................................................         226,267
      3,117  NetScout Systems, Inc. (a).......................................................          92,232
     19,860  Oracle Corp. ....................................................................         759,844
      4,006  Symantec Corp. ..................................................................          94,461
                                                                                                --------------
                                                                                                     1,172,804
                                                                                                --------------

             SPECIALTY RETAIL - 9.8%
      2,344  Asbury Automotive Group, Inc. (a)................................................         125,967
     10,344  Gap (The), Inc. .................................................................         404,244
     10,813  Home Depot (The), Inc. ..........................................................         890,342
      1,699  Lithia Motors, Inc., Class A.....................................................         117,945
        509  Lumber Liquidators Holdings, Inc. (a)............................................          52,371
      3,484  Stage Stores, Inc. ..............................................................          77,414
      3,504  TJX (The) Cos., Inc. ............................................................         223,310
      3,153  Urban Outfitters, Inc. (a).......................................................         116,976
      2,125  Williams-Sonoma, Inc.............................................................         123,845
                                                                                                --------------
                                                                                                     2,132,414
                                                                                                --------------

Page 24                 See Notes to Financial Statements

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             TEXTILES, APPAREL & LUXURY GOODS - 0.9%
      2,612  Gildan Activewear, Inc. .........................................................  $      139,246
      1,418  Movado Group, Inc................................................................          62,406
                                                                                                --------------
                                                                                                       201,652
                                                                                                --------------

             TOBACCO - 1.4%
      3,480  Philip Morris International, Inc. ...............................................         303,212
                                                                                                --------------

             TRADING COMPANIES & DISTRIBUTORS - 0.6%
      1,038  DXP Enterprises, Inc. (a)........................................................         119,578
                                                                                                --------------

             WIRELESS TELECOMMUNICATION SERVICES - 1.0%
      5,246  Vodafone Group PLC, ADR..........................................................         206,220
                                                                                                --------------

             TOTAL INVESTMENTS - 98.8%........................................................      21,448,095
             (Cost $15,513,421) (b)

             NET OTHER ASSETS AND LIABILITIES - 1.2%..........................................         258,801
                                                                                                --------------

             NET ASSETS - 100.0%..............................................................  $   21,706,896
                                                                                                ==============


-------------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $15,513,421. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,237,295 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $302,621.

ADR   American Depositary Receipt

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2013        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $ 21,448,095    $ 21,448,095    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2013.

                        See Notes to Financial Statements                Page 25

THE DOW (R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.0%

             COMPUTERS & PERIPHERALS - 15.2%
     39,780  Hewlett-Packard Co...............................................................  $    1,113,045
                                                                                                --------------

             CONSUMER FINANCE - 11.9%
      9,603  American Express Co..............................................................         871,280
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 7.9%
     16,332  AT&T, Inc........................................................................         574,233
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 10.4%
     10,104  UnitedHealth Group, Inc..........................................................         760,831
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 8.2%
      6,214  McDonald's Corp..................................................................         602,945
                                                                                                --------------

             INSURANCE - 9.5%
      7,639  Travelers (The) Cos., Inc........................................................         691,635
                                                                                                --------------

             IT SERVICES - 7.4%
      2,867  International Business Machines Corp.............................................         537,763
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 8.8%
      6,395  Exxon Mobil Corp.................................................................         647,174
                                                                                                --------------

             PHARMACEUTICALS - 9.2%
     21,864  Pfizer, Inc......................................................................         669,694
                                                                                                --------------

             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.5%
     26,900  Intel Corp.......................................................................         698,324
                                                                                                --------------

             TOTAL INVESTMENTS - 98.0%........................................................       7,166,924
             (Cost $5,717,615) (a)

             NET OTHER ASSETS AND LIABILITIES - 2.0%..........................................         148,824
                                                                                                --------------

             NET ASSETS - 100.0%..............................................................  $    7,315,748
                                                                                                ==============


-------------------------------------------------

(a) Aggregate cost for federal income tax purposes is $5,717,615. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,455,698 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,389.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2013        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  7,166,924    $  7,166,924    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2013.

Page 26                 See Notes to Financial Statements

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.1%

             AEROSPACE & DEFENSE - 6.6%
     10,280  Northrop Grumman Corp............................................................  $    1,178,191
                                                                                                --------------

             COMMERCIAL BANKS - 30.4%
     23,787  BB&T Corp........................................................................         887,731
     65,110  F.N.B. Corp......................................................................         821,688
     87,310  First Niagara Financial Group, Inc...............................................         927,232
     48,602  FirstMerit Corp..................................................................       1,080,422
     30,871  Trustmark Corp...................................................................         828,578
     28,547  United Bankshares, Inc...........................................................         897,803
                                                                                                --------------
                                                                                                     5,443,454
                                                                                                --------------

             COMMERCIAL SERVICES & SUPPLIES - 4.4%
     23,656  Republic Services, Inc...........................................................         785,379
                                                                                                --------------

             ELECTRIC UTILITIES - 7.1%
     16,665  FirstEnergy Corp.................................................................         549,612
     13,584  Pinnacle West Capital Corp. .....................................................         718,865
                                                                                                --------------
                                                                                                     1,268,477
                                                                                                --------------

             FOOD PRODUCTS - 5.3%
     27,168  Mondelez International, Inc., Class A............................................         959,030
                                                                                                --------------

             INSURANCE - 15.2%
     17,217  Allstate Corp....................................................................         939,015
     17,797  Cincinnati Financial Corp........................................................         932,029
     17,212  Mercury General Corp.............................................................         855,609
                                                                                                --------------
                                                                                                     2,726,653
                                                                                                --------------

             METALS & MINING - 5.4%
     47,624  Commercial Metals Co.............................................................         968,196
                                                                                                --------------

             MULTI-UTILITIES - 9.7%
     19,191  Black Hills Corp.................................................................       1,007,719
     22,921  Public Service Enterprise Group, Inc.............................................         734,389
                                                                                                --------------
                                                                                                     1,742,108
                                                                                                --------------

             THRIFTS & MORTGAGE FINANCE - 9.8%
     53,034  New York Community Bancorp, Inc. ................................................         893,623
     57,332  People's United Financial, Inc. .................................................         866,860
                                                                                                --------------
                                                                                                     1,760,483
                                                                                                --------------

             TOBACCO - 4.2%
     13,923  Universal Corp. .................................................................         760,196
                                                                                                --------------

             TOTAL INVESTMENTS - 98.1%........................................................      17,592,167
             (Cost $14,470,317) (a)

             NET OTHER ASSETS AND LIABILITIES - 1.9%..........................................         335,427
                                                                                                --------------

             NET ASSETS - 100.0%..............................................................  $   17,927,594
                                                                                                ==============

-------------------------------------------------

(a) Aggregate cost for federal income tax purposes is $14,470,317. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,269,664 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $147,814.

                        See Notes to Financial Statements                Page 27

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2013        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $ 17,592,167    $ 17,592,167    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2013.

Page 28                 See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (a) - 98.0%

             CHINA - 22.0%
  3,570,000  Bank of China Ltd., Class H......................................................  $    1,643,595
  1,979,000  China Construction Bank Corp., Class H...........................................       1,493,001
  1,843,200  China Petroleum & Chemical Corp., Class H........................................       1,504,647
  2,234,000  Industrial & Commercial Bank of China Ltd., Class H..............................       1,509,638
                                                                                                --------------
                                                                                                     6,150,881
                                                                                                --------------

             HONG KONG - 6.0%
  1,095,000  CITIC Pacific Ltd................................................................       1,674,778
                                                                                                --------------

             UNITED KINGDOM - 30.1%
    492,040  Ladbrokes PLC....................................................................       1,457,673
  1,197,357  Man Group PLC....................................................................       1,685,357
    776,434  RSA Insurance Group PLC..........................................................       1,175,168
    290,602  Tesco PLC........................................................................       1,608,975
    631,040  Vodafone Group PLC...............................................................       2,476,592
                                                                                                --------------
                                                                                                     8,403,765
                                                                                                --------------

             UNITED STATES - 39.9%
     47,828  AT&T, Inc........................................................................       1,681,633
     77,966  General Electric Co..............................................................       2,185,387
    116,493  Hewlett-Packard Co. .............................................................       3,259,474
     78,776  Intel Corp. .....................................................................       2,045,025
     64,027  Pfizer, Inc. ....................................................................       1,961,147
                                                                                                --------------
                                                                                                    11,132,666
                                                                                                --------------

             TOTAL INVESTMENTS - 98.0%........................................................      27,362,090
             (Cost $23,954,492) (b)

             NET OTHER ASSETS AND LIABILITIES - 2.0%..........................................         568,813
                                                                                                --------------

             NET ASSETS - 100.0%..............................................................  $   27,930,903
                                                                                                ==============

-------------------------------------------------

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) Aggregate cost for federal income tax purposes is $23,954,492. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,494,131 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,086,533.

                        See Notes to Financial Statements                Page 29

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2013        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $ 27,362,090    $ 27,362,090    $         --     $         --
                                                          ============    ============    ============     ============

*See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of December 31, 2013, the Portfolio transferred common stocks valued at $9,574,744 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that are now being valued based on quoted prices that were previously fair valued using a factor provided by a pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange close on December 31, 2012, exceeding a certain threshold. See Note 2A - Portfolio Valuation in the Notes to Financial Statements.


        INDUSTRY                                                 % OF NET ASSETS
        ------------------------------------------------------------------------
        Commercial Banks                                               16.7%
        Industrial Conglomerates                                       13.8
        Computers & Peripherals                                        11.7
        Wireless Telecommunication Services                             8.9
        Semiconductors & Semiconductor Equipment                        7.3
        Pharmaceuticals                                                 7.0
        Capital Markets                                                 6.0
        Diversified Telecommunication Services                          6.0
        Food & Staples Retailing                                        5.8
        Oil, Gas & Consumable Fuels                                     5.4
        Hotels, Restaurants & Leisure                                   5.2
        Insurance                                                       4.2
        --------------------------------------------------------------------
        TOTAL INVESTMENTS                                              98.0
        NET OTHER ASSETS AND LIABILITIES                                2.0
                                                                      ------
        TOTAL                                                         100.0%
                                                                      ======

Page 30                 See Notes to Financial Statements

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 99.3%

             AEROSPACE & DEFENSE - 4.2%
      3,901  Northrop Grumman Corp. ..........................................................  $      447,094
                                                                                                --------------

             BEVERAGES - 0.7%
      1,707  Coca-Cola Enterprises, Inc.......................................................          75,330
                                                                                                --------------

             BIOTECHNOLOGY - 8.8%
      8,223  Amgen, Inc. .....................................................................         938,738
                                                                                                --------------

             CAPITAL MARKETS - 6.5%
     12,063  Franklin Resources, Inc. ........................................................         696,397
                                                                                                --------------

             CHEMICALS - 3.3%
        512  CF Industries Holdings, Inc. ....................................................         119,317
      1,122  FMC Corp.........................................................................          84,666
        842  Sherwin-Williams (The) Co. ......................................................         154,507
                                                                                                --------------
                                                                                                       358,490
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 7.5%
     14,365  Seagate Technology PLC...........................................................         806,738
                                                                                                --------------

             CONSUMER FINANCE - 4.9%
      9,429  Discover Financial Services......................................................         527,552
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 1.0%
      3,789  H&R Block, Inc...................................................................         110,032
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
      2,114  Becton, Dickinson & Co...........................................................         233,576
        883  C.R. Bard, Inc...................................................................         118,269
                                                                                                --------------
                                                                                                       351,845
                                                                                                --------------

             HOUSEHOLD PRODUCTS - 0.7%
        773  Clorox (The) Co. ................................................................          71,703
                                                                                                --------------

             INSURANCE - 4.6%
      9,068  Allstate Corp....................................................................         494,569
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 16.9%
     44,848  Yahoo!, Inc. (a).................................................................       1,813,653
                                                                                                --------------

             MACHINERY - 7.5%
      2,386  Flowserve Corp...................................................................         188,089
      7,340  Illinois Tool Works, Inc.........................................................         617,147
                                                                                                --------------
                                                                                                       805,236
                                                                                                --------------

             MEDIA - 5.4%
      8,382  DIRECTV (a)......................................................................         579,112
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 9.9%
      8,972  Exxon Mobil Corp.................................................................         907,966
        664  Marathon Petroleum Corp..........................................................          60,909
      1,230  Phillips 66......................................................................          94,870
                                                                                                --------------
                                                                                                     1,063,745
                                                                                                --------------

                        See Notes to Financial Statements                Page 31

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             SPECIALTY RETAIL - 6.0%
     10,037  TJX (The) Cos., Inc..............................................................  $      639,658
                                                                                                --------------

             TOBACCO - 8.1%
      9,968  Philip Morris International, Inc.................................................         868,512
                                                                                                --------------

             TOTAL INVESTMENTS - 99.3%........................................................      10,648,404
             (Cost $7,863,671) (b)

             NET OTHER ASSETS AND LIABILITIES - 0.7%..........................................          79,463
                                                                                                --------------

             NET ASSETS - 100.0%..............................................................  $   10,727,867
                                                                                                ==============

-------------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $7,863,671. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,784,733 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2013        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $ 10,648,404    $ 10,648,404    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2013.

Page 32                 See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 101.4%

             BIOTECHNOLOGY - 18.5%
      7,354  Gilead Sciences, Inc. (a)........................................................  $      552,653
      1,584  Regeneron Pharmaceuticals, Inc. (a)..............................................         435,980
                                                                                                --------------
                                                                                                       988,633
                                                                                                --------------

             COMPUTERS & PERIPHERALS - 14.9%
      7,182  Seagate Technology PLC...........................................................         403,341
      4,662  Western Digital Corp.............................................................         391,142
                                                                                                --------------
                                                                                                       794,483
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 15.8%
      5,343  eBay, Inc. (a)...................................................................         293,277
     13,648  Yahoo!, Inc. (a).................................................................         551,925
                                                                                                --------------
                                                                                                       845,202
                                                                                                --------------

             LEISURE EQUIPMENT & PRODUCTS - 5.8%
      6,525  Mattel, Inc......................................................................         310,460
                                                                                                --------------

             MEDIA - 28.4%
      7,283  Comcast Corp., Class A...........................................................         378,461
      2,756  Discovery Communications, Inc., Class A (a)......................................         249,197
      1,317  Liberty Global PLC, Class A (a)..................................................         117,200
        983  Liberty Global PLC, Class C (a)..................................................          82,886
      2,089  Liberty Media Corp., Class A (a).................................................         305,934
     92,089  Sirius XM Holdings, Inc. (a).....................................................         321,391
      2,090  Starz, Class A (a)...............................................................          61,112
                                                                                                --------------
                                                                                                     1,516,181
                                                                                                --------------

             PHARMACEUTICALS - 6.4%
      7,809  Mylan, Inc. (a)..................................................................         338,911
                                                                                                --------------

             SOFTWARE - 11.6%
      8,059  Oracle Corp......................................................................         308,337
     13,131  Symantec Corp....................................................................         309,629
                                                                                                --------------
                                                                                                       617,966
                                                                                                --------------

             TOTAL INVESTMENTS - 101.4%.......................................................       5,411,836
             (Cost $4,571,555) (b)

             NET OTHER ASSETS AND LIABILITIES - (1.4%)........................................         (75,664)
                                                                                                --------------

             NET ASSETS - 100.0%..............................................................  $    5,336,172
                                                                                                ==============

-------------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $4,571,555. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $849,137 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,856.

                        See Notes to Financial Statements                Page 33

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2013        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  5,411,836    $  5,411,836    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2013.

Page 34                 See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 97.6%

             AEROSPACE & DEFENSE - 2.3%
        820  AAR Corp.........................................................................  $       22,968
      1,000  Northrop Grumman Corp. ..........................................................         114,610
                                                                                                --------------
                                                                                                       137,578
                                                                                                --------------

             AIRLINES - 1.1%
      5,318  JetBlue Airways Corp. (a)........................................................          45,469
      1,206  SkyWest, Inc.....................................................................          17,885
                                                                                                --------------
                                                                                                        63,354
                                                                                                --------------

             AUTO COMPONENTS - 0.6%
        391  Dorman Products, Inc. (a)........................................................          21,924
        759  Superior Industries International, Inc...........................................          15,658
                                                                                                --------------
                                                                                                        37,582
                                                                                                --------------

             AUTOMOBILES - 1.6%
        489  Honda Motor Co., Ltd., ADR.......................................................          20,220
        589  Thor Industries, Inc.............................................................          32,530
        193  Toyota Motor Corp., ADR..........................................................          23,531
        799  Winnebago Industries, Inc. (a)...................................................          21,933
                                                                                                --------------
                                                                                                        98,214
                                                                                                --------------

             BIOTECHNOLOGY - 4.7%
      1,033  Regeneron Pharmaceuticals, Inc. (a)..............................................         284,323
                                                                                                --------------

             BUILDING PRODUCTS - 1.7%
        861  A.O. Smith Corp..................................................................          46,442
        578  Apogee Enterprises, Inc. ........................................................          20,756
        965  Gibraltar Industries, Inc. (a)...................................................          17,940
      1,387  Griffon Corp. ...................................................................          18,322
                                                                                                --------------
                                                                                                       103,460
                                                                                                --------------

             CHEMICALS - 1.4%
        439  American Vanguard Corp. .........................................................          10,664
        147  NewMarket Corp...................................................................          49,120
        681  OM Group, Inc. (a)...............................................................          24,795
                                                                                                --------------
                                                                                                        84,579
                                                                                                --------------

             COMMERCIAL BANKS - 11.1%
      2,248  Banco Santander S.A., ADR........................................................          20,389
      2,314  BB&T Corp........................................................................          86,358
      6,335  F.N.B. Corp......................................................................          79,948
      8,495  First Niagara Financial Group, Inc...............................................          90,217
      4,729  FirstMerit Corp..................................................................         105,126
      1,104  Hanmi Financial Corp.............................................................          24,166
      3,366  Mitsubishi UFJ Financial Group, Inc., ADR........................................          22,485
      4,960  Mizuho Financial Group, Inc., ADR................................................          21,626
        497  Shinhan Financial Group Co., Ltd., ADR...........................................          22,713
      2,459  Sumitomo Mitsui Financial Group, Inc., ADR.......................................          25,795
      3,004  Trustmark Corp...................................................................          80,627
      2,777  United Bankshares, Inc...........................................................          87,337
                                                                                                --------------
                                                                                                       666,787
                                                                                                --------------

                        See Notes to Financial Statements                Page 35

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             COMMERCIAL SERVICES & SUPPLIES - 1.8%
        731  Mobile Mini, Inc. (a)............................................................  $       30,103
      2,302  Republic Services, Inc...........................................................          76,426
                                                                                                --------------
                                                                                                       106,529
                                                                                                --------------

             CONSTRUCTION & ENGINEERING - 0.7%
        767  URS Corp. .......................................................................          40,643
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 0.4%
      1,146  Carriage Services, Inc...........................................................          22,381
                                                                                                --------------

             DIVERSIFIED FINANCIAL SERVICES - 0.5%
      1,942  ING Groep N.V., ADR (a)..........................................................          27,207
                                                                                                --------------

             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
      1,106  China Unicom (Hong Kong), Ltd., ADR..............................................          16,656
        847  Nippon Telegraph & Telephone Corp., ADR..........................................          22,903
      1,644  Orange S.A., ADR.................................................................          20,303
      1,346  Telefonica S.A., ADR.............................................................          21,994
                                                                                                --------------
                                                                                                        81,856
                                                                                                --------------

             ELECTRIC UTILITIES - 2.6%
      1,621  FirstEnergy Corp.................................................................          53,461
      1,322  Pinnacle West Capital Corp. .....................................................          69,960
      1,463  PNM Resources, Inc...............................................................          35,287
                                                                                                --------------
                                                                                                       158,708
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
        791  Arrow Electronics, Inc. (a)......................................................          42,912
      1,794  Ingram Micro, Inc., Class A (a)..................................................          42,087
        877  Insight Enterprises, Inc. (a)....................................................          19,916
        278  Rogers Corp. (a).................................................................          17,097
        437  SYNNEX Corp. (a).................................................................          29,454
                                                                                                --------------
                                                                                                       151,466
                                                                                                --------------

             ENERGY EQUIPMENT & SERVICES - 2.4%
        710  Exterran Holdings, Inc. (a)......................................................          24,282
      1,638  Patterson-UTI Energy, Inc. ......................................................          41,474
      2,144  Pioneer Energy Services Corp. (a)................................................          17,174
      1,476  Superior Energy Services, Inc. (a)...............................................          39,276
      2,005  TETRA Technologies, Inc. (a).....................................................          24,782
                                                                                                --------------
                                                                                                       146,988
                                                                                                --------------

             FOOD & STAPLES RETAILING - 0.4%
        939  Spartan Stores, Inc. ............................................................          22,799
                                                                                                --------------

             FOOD PRODUCTS - 2.5%
      2,643  Mondelez International, Inc., Class A............................................          93,298
        880  Post Holdings, Inc. (a)..........................................................          43,358
        498  Seneca Foods Corp., Class A (a)..................................................          15,881
                                                                                                --------------
                                                                                                       152,537
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
        599  Sirona Dental Systems, Inc. (a)..................................................          42,050
                                                                                                --------------

Page 36                 See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             HEALTH CARE PROVIDERS & SERVICES - 1.6%
      1,308  Amedisys, Inc. (a)...............................................................  $       19,136
      1,173  AMN Healthcare Services, Inc. (a)................................................          17,243
        991  Community Health Systems, Inc. (a)...............................................          38,917
      1,066  PharMerica Corp. (a).............................................................          22,919
                                                                                                --------------
                                                                                                        98,215
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 1.1%
        520  AFC Enterprises, Inc. (a)........................................................          20,020
        627  Domino's Pizza, Inc..............................................................          43,671
                                                                                                --------------
                                                                                                        63,691
                                                                                                --------------

             HOUSEHOLD DURABLES - 3.0%
      3,617  DR Horton, Inc...................................................................          80,731
      1,758  Lennar Corp., Class A............................................................          69,547
        821  Universal Electronics, Inc. (a)..................................................          31,288
                                                                                                --------------
                                                                                                       181,566
                                                                                                --------------

             INSURANCE - 12.4%
         89  Alleghany Corp. (a)..............................................................          35,596
      1,675  Allstate Corp....................................................................          91,354
        757  American Financial Group, Inc. ..................................................          43,694
        934  Aspen Insurance Holdings Ltd.....................................................          38,584
      1,732  Cincinnati Financial Corp........................................................          90,705
        272  Everest Re Group, Ltd. ..........................................................          42,397
      1,262  Fidelity National Financial, Inc., Class A.......................................          40,952
      1,260  First American Financial Corp. ..................................................          35,532
        807  HCC Insurance Holdings, Inc......................................................          37,235
        766  Horace Mann Educators Corp. .....................................................          24,160
      2,419  Mercury General Corp.............................................................         120,248
      1,051  Protective Life Corp. ...........................................................          53,244
        325  Safety Insurance Group, Inc......................................................          18,297
        820  StanCorp Financial Group, Inc....................................................          54,325
        590  Stewart Information Services Corp. ..............................................          19,039
                                                                                                --------------
                                                                                                       745,362
                                                                                                --------------

             INTERNET SOFTWARE & SERVICES - 0.8%
      1,008  AOL, Inc. (a)....................................................................          46,993
                                                                                                --------------

             IT SERVICES - 0.9%
        277  CACI International, Inc., Class A (a)............................................          20,282
      1,163  ManTech International Corp., Class A.............................................          34,809
                                                                                                --------------
                                                                                                        55,091
                                                                                                --------------

             MACHINERY - 2.2%
      1,658  Flowserve Corp...................................................................         130,700
                                                                                                --------------

             MEDIA - 1.1%
      1,652  Live Nation Entertainment, Inc. (a)..............................................          32,644
      1,032  Scholastic Corp..................................................................          35,098
                                                                                                --------------
                                                                                                        67,742
                                                                                                --------------

                        See Notes to Financial Statements                Page 37

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             METALS & MINING - 3.1%
      1,057  ArcelorMittal....................................................................  $       18,857
      4,634  Commercial Metals Co.............................................................          94,209
        246  Kaiser Aluminum Corp.............................................................          17,279
        220  POSCO, ADR.......................................................................          17,160
        492  Reliance Steel & Aluminum Co. ...................................................          37,313
                                                                                                --------------
                                                                                                       184,818
                                                                                                --------------

             MULTI-UTILITIES - 3.5%
      2,697  Black Hills Corp.................................................................         141,620
      2,230  Public Service Enterprise Group, Inc.............................................          71,449
                                                                                                --------------
                                                                                                       213,069
                                                                                                --------------

             OIL, GAS & CONSUMABLE FUELS - 2.8%
        432  BP PLC, ADR......................................................................          20,999
        625  Canadian Natural Resources Ltd. .................................................          21,150
        206  China Petroleum & Chemical Corp., ADR............................................          16,927
        367  Eni S.p.A., ADR..................................................................          17,796
        934  Petroleo Brasileiro S.A., ADR....................................................          12,871
        260  Royal Dutch Shell PLC, ADR.......................................................          18,530
        721  Statoil ASA, ADR.................................................................          17,398
        552  Suncor Energy, Inc. .............................................................          19,348
        346  Total S.A., ADR..................................................................          21,199
                                                                                                --------------
                                                                                                       166,218
                                                                                                --------------

             PROFESSIONAL SERVICES - 2.8%
        918  FTI Consulting, Inc. (a).........................................................          37,766
        979  Heidrick & Struggles International, Inc. ........................................          19,717
        954  Kelly Services, Inc., Class A....................................................          23,793
        710  ManpowerGroup, Inc. .............................................................          60,961
      1,360  Navigant Consulting, Inc. (a)....................................................          26,112
                                                                                                --------------
                                                                                                       168,349
                                                                                                --------------

             REAL ESTATE INVESTMENT TRUSTS - 0.3%
      2,713  Kite Realty Group Trust..........................................................          17,824
                                                                                                --------------

             SOFTWARE - 0.4%
        226  Manhattan Associates, Inc. (a)...................................................          26,550
                                                                                                --------------

             SPECIALTY RETAIL - 14.5%
      1,982  Barnes & Noble, Inc. (a).........................................................          29,631
      5,264  Gap (The), Inc. .................................................................         205,717
      5,502  Home Depot (The), Inc............................................................         453,035
        259  Lumber Liquidators Holdings, Inc. (a)............................................          26,649
      4,538  Office Depot, Inc. (a)...........................................................          24,008
        562  Stage Stores, Inc. ..............................................................          12,488
      1,605  Urban Outfitters, Inc. (a).......................................................          59,545
      1,082  Williams-Sonoma, Inc.............................................................          63,059
                                                                                                --------------
                                                                                                       874,132
                                                                                                --------------

             TEXTILES, APPAREL & LUXURY GOODS - 1.2%
      1,329  Gildan Activewear, Inc. .........................................................          70,849
                                                                                                --------------


Page 38                 See Notes to Financial Statements

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             THRIFTS & MORTGAGE FINANCE - 2.8%
      5,160  New York Community Bancorp, Inc. ................................................  $       86,946
      5,578  People's United Financial, Inc. .................................................          84,339
                                                                                                --------------
                                                                                                       171,285
                                                                                                --------------

             TOBACCO - 2.0%
      4,168  Alliance One International, Inc. (a).............................................          12,713
      1,957  Universal Corp. .................................................................         106,852
                                                                                                --------------
                                                                                                       119,565
                                                                                                --------------

             WIRELESS TELECOMMUNICATION SERVICES - 0.7%
      1,236  NTT DoCoMo, Inc., ADR............................................................          20,406
      1,709  VimpelCom Ltd., ADR..............................................................          22,115
                                                                                                --------------
                                                                                                        42,521
                                                                                                --------------

             TOTAL INVESTMENTS - 97.6%........................................................       5,873,581
             (Cost $4,629,039) (b)

             NET OTHER ASSETS AND LIABILITIES - 2.4%..........................................         146,743
                                                                                                --------------

             NET ASSETS - 100.0%..............................................................  $    6,020,324
                                                                                                ==============

-------------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $4,629,039. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,293,234 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $48,692.

ADR   American Depositary Receipt

                        See Notes to Financial Statements                Page 39

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2013        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  5,873,581    $  5,873,581    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2013.


        COUNTRY ALLOCATION**                                     % OF NET ASSETS
        ------------------------------------------------------------------------
        United States                                                  86.6%
        Japan                                                           2.6
        Canada                                                          1.8
        Bermuda                                                         1.7
        Spain                                                           0.7
        France                                                          0.7
        South Korea                                                     0.7
        United Kindgom                                                  0.7
        Netherlands                                                     0.4
        Luxembourg                                                      0.3
        Italy                                                           0.3
        Norway                                                          0.3
        China                                                           0.3
        Hong Kong                                                       0.3
        Brazil                                                          0.2
        ------------------------------------------------------------------------
        TOTAL INVESTMENTS                                              97.6
        NET OTHER ASSETS AND LIABILITIES                                2.4
                                                                      ------
        TOTAL                                                         100.0%
                                                                      ======


** Portfolio securities are categorized based upon their country of incorporation.

Page 40                 See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS - 98.0%

             AUTO COMPONENTS - 2.1%
      2,567  Dorman Products, Inc. (a)........................................................  $      143,932
                                                                                                --------------

             AUTOMOBILES - 4.3%
      3,849  Thor Industries, Inc.............................................................         212,580
      2,875  Winnebago Industries, Inc. (a)...................................................          78,919
                                                                                                --------------
                                                                                                       291,499
                                                                                                --------------

             BIOTECHNOLOGY - 8.8%
      2,146  Regeneron Pharmaceuticals, Inc. (a)..............................................         590,665
                                                                                                --------------

             BUILDING PRODUCTS - 5.6%
      5,623  A.O. Smith Corp..................................................................         303,304
      2,081  Apogee Enterprises, Inc. ........................................................          74,729
                                                                                                --------------
                                                                                                       378,033
                                                                                                --------------

             CHEMICALS - 5.5%
      2,010  American Vanguard Corp. .........................................................          48,823
        961  NewMarket Corp...................................................................         321,118
                                                                                                --------------
                                                                                                       369,941
                                                                                                --------------

             DIVERSIFIED CONSUMER SERVICES - 1.2%
      4,126  Carriage Services, Inc...........................................................          80,581
                                                                                                --------------

             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.1%
      1,199  Rogers Corp. (a).................................................................          73,739
                                                                                                --------------

             HEALTH CARE EQUIPMENT & SUPPLIES - 4.1%
      3,908  Sirona Dental Systems, Inc. (a)..................................................         274,342
                                                                                                --------------

             HEALTH CARE PROVIDERS & SERVICES - 0.9%
      4,223  AMN Healthcare Services, Inc. (a)................................................          62,078
                                                                                                --------------

             HOTELS, RESTAURANTS & LEISURE - 5.3%
      1,872  AFC Enterprises, Inc. (a)........................................................          72,072
      4,097  Domino's Pizza, Inc..............................................................         285,356
                                                                                                --------------
                                                                                                       357,428
                                                                                                --------------

             HOUSEHOLD DURABLES - 11.8%
     18,735  DR Horton, Inc. .................................................................         418,165
      9,582  Lennar Corp., Class A............................................................         379,064
                                                                                                --------------
                                                                                                       797,229
                                                                                                --------------

             MACHINERY - 8.8%
      7,570  Flowserve Corp...................................................................         596,743
                                                                                                --------------

             SOFTWARE - 2.5%
      1,423  Manhattan Associates, Inc. (a)...................................................         167,174
                                                                                                --------------

             SPECIALTY RETAIL - 29.1%
     11,846  Gap (The), Inc...................................................................         462,942
      5,943  Home Depot (The), Inc............................................................         489,346
      1,900  Lumber Liquidators Holdings, Inc. (a)............................................         195,491
      2,286  Stage Stores, Inc. ..............................................................          50,795
      9,431  Urban Outfitters, Inc. (a).......................................................         349,890
      7,063  Williams-Sonoma, Inc.............................................................         411,632
                                                                                                --------------
                                                                                                     1,960,096
                                                                                                --------------


                        See Notes to Financial Statements                Page 41

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2013

   SHARES                                       DESCRIPTION                                         VALUE
-----------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

             TEXTILES, APPAREL & LUXURY GOODS - 6.9%
      8,679  Gildan Activewear, Inc. .........................................................   $     462,677
                                                                                                --------------

             TOTAL INVESTMENTS - 98.0%........................................................       6,606,157
             (Cost $5,043,476) (b)

             NET OTHER ASSETS AND LIABILITIES - 2.0%..........................................         131,428
                                                                                                --------------

             NET ASSETS - 100.0%..............................................................  $    6,737,585
                                                                                                ==============

-------------------------------------------------

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $5,043,476. As of December 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,619,353 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $56,672.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of December 31, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                            LEVEL 2          LEVEL 3
                                                             TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                            VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                           12/31/2013        PRICES          INPUTS           INPUTS
                                                          ------------    ------------    ------------     ------------
Common Stocks*.......................................     $  6,606,157    $  6,606,157    $         --     $         --
                                                          ============    ============    ============     ============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between the Levels at December 31, 2013.

Page 42                 See Notes to Financial Statements

                      This Page Left Blank Intentionally.

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
ASSETS:
Investments, at value (1)...................................  $ 21,448,095   $ 7,166,924   $ 17,592,167   $ 27,362,090
Cash........................................................       290,297       174,817        360,177        566,565
Receivables:
   Dividends................................................        28,671         5,863         31,133         71,811
   Membership Interests purchased...........................           948         1,024             --          3,547
   From investment advisor..................................            --            --             --             --
Prepaid expenses............................................           331           112            281            443
                                                              ------------   -----------   ------------   ------------
   Total Assets.............................................    21,768,342     7,348,740     17,983,758     28,004,456
                                                              ------------   -----------   ------------   ------------

LIABILITIES:
Payables:
    Audit fees..............................................        17,000        17,000         17,000         17,000
    Membership Interest servicing fees......................        16,648         5,679         14,147         22,459
    Custodian fees..........................................        15,266         3,666          5,573         11,284
    Due to custodian........................................            --            --             --             --
    Investment advisory fees................................           466         1,585          8,094         11,032
    12b-1 service fees......................................         4,506         1,520          3,787          5,919
    Printing fees...........................................         1,943         1,946          1,944          1,943
    Administrative fees.....................................         2,776           713          1,554          3,458
    Membership Interests redeemed...........................            --            --          3,643             --
    Licensing fees..........................................         2,395           726             --             --
    Legal fees..............................................           240            98            217            396
Other liabilities...........................................           206            59            205             62
                                                              ------------   -----------   ------------   ------------
   Total Liabilities........................................        61,446        32,992         56,164         73,553
                                                              ------------   -----------   ------------   ------------
NET ASSETS..................................................  $ 21,706,896   $ 7,315,748   $ 17,927,594   $ 27,930,903
                                                              ============   ===========   ============   ============
(1) Investments, at cost....................................  $ 15,513,421   $ 5,717,615   $ 14,470,317   $ 23,954,492
                                                              ============   ===========   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital.............................................  $ 15,772,222   $ 5,866,439   $ 14,805,744   $ 24,522,423
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation.............................     5,934,674     1,449,309      3,121,850      3,408,480
                                                              ------------   -----------   ------------   ------------
NET ASSETS..................................................  $ 21,706,896   $ 7,315,748   $ 17,927,594   $ 27,930,903
                                                              ============   ===========   ============   ============
NET ASSET VALUE, offering price and redemption price of
   Membership Interests outstanding (Net Assets/Membership
   Interests outstanding)...................................  $      14.38   $     15.78   $      13.37   $      28.14
                                                              ============   ===========   ============   ============
Number of Membership Interests outstanding..................     1,509,552       463,674      1,341,045        992,572
                                                              ============   ===========   ============   ============


Page 44                 See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

 $10,648,404    $ 5,411,836   $  5,873,581   $  6,606,157
     105,206             --        167,563        162,747

      17,434          2,871          5,107          3,926
          --             --          4,534             --
          --             --          8,580            207
         141             73             96            107
------------   ------------   ------------   ------------
  10,771,185      5,414,780      6,059,461      6,773,144
------------   ------------   ------------   ------------



      17,000         17,000         17,000         17,000
       7,911          4,344          4,687          5,235
       6,702          6,236         11,565          6,439
          --         39,660             --             --
       5,381          2,099             --             --
       2,254          1,160          1,248          1,396
       1,946          1,948          1,946          1,947
       1,085            635          1,754            817
         879          5,414             --            780
          --             --            827          1,639
          96             57             60            245
          64             55             50             61
------------   ------------   ------------   ------------
      43,318         78,608         39,137         35,559
------------   ------------   ------------   ------------
$ 10,727,867   $  5,336,172   $  6,020,324   $  6,737,585
============   ============   ============   ============
 $ 7,863,671    $ 4,571,555   $  4,629,039   $  5,043,476
============   ============   ============   ============

 $ 7,943,134    $ 4,495,891   $  4,775,782   $  5,174,904

   2,784,733        840,281      1,244,542      1,562,681
------------   ------------   ------------   ------------
$ 10,727,867   $  5,336,172   $  6,020,324   $  6,737,585
============   ============   ============   ============


 $     15.98   $      15.79   $       6.58   $       4.48
============   ============   ============   ============
     671,377        337,842        915,531      1,502,363
============   ============   ============   ============


                        See Notes to Financial Statements                Page 45

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
INVESTMENT INCOME:
Dividends...................................................  $    367,423   $   199,011   $    633,527   $  1,381,680
Interest....................................................            93            45             85            142
Foreign withholding tax on dividend income..................       (28,285)           --             --        (43,776)
Other.......................................................           883            --             --          1,300
                                                              ------------   -----------   ------------   ------------
   Total investment income..................................       340,114       199,056        633,612      1,339,346
                                                              ------------   -----------   ------------   ------------
EXPENSES:
Investment advisory fees....................................       120,017        43,875        103,558        174,809
Membership Interest servicing fees..........................        65,821        24,119         56,591         96,337
12b-1 service fees..........................................        50,007        18,281         43,149         72,837
Audit fees..................................................        17,271        17,271         17,271         17,271
Administrative fees.........................................        22,019         6,993         15,534         33,853
Custodian fees..............................................        23,834         5,371          8,067         16,643
Licensing fees..............................................        18,579         2,763         10,000             --
Trustees' fees and expenses.................................         4,539         4,201          4,463          4,843
Printing fees...............................................         3,319         3,274          3,309          3,360
Legal fees..................................................         3,948         1,500          3,491          5,983
Other.......................................................         4,167         3,445          4,112          5,093
                                                              ------------   -----------   ------------   ------------
   Total expenses...........................................       333,521       131,093        269,545        431,029
   Fees waived and expenses reimbursed by the investment
      advisor                                                      (39,479)      (23,598)       (15,827)        (2,745)
                                                              ------------   -----------   ------------   ------------
   Net expenses.............................................       294,042       107,495        253,718        428,284
                                                              ------------   -----------   ------------   ------------
NET INVESTMENT INCOME (LOSS)................................        46,072        91,561        379,894        911,062
                                                              ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..............................................     1,874,871       966,401        836,418      2,348,626
   Foreign currency transactions............................            --            --             --         (5,707)
                                                              ------------   -----------   ------------   ------------
Net realized gain (loss)....................................     1,874,871       966,401        836,418      2,342,919
                                                              ------------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................     4,180,051       865,917      2,988,979        637,008
   Foreign currency translation.............................            --            --             --            203
                                                              ------------   -----------   ------------   ------------
Net change in unrealized appreciation (depreciation)........     4,180,051       865,917      2,988,979        637,211
                                                              ------------   -----------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................     6,054,922     1,832,318      3,825,397      2,980,130
                                                              ------------   -----------   ------------   ------------
NET INCREASE (DECREASE)  IN NET ASSETS RESULTING
   FROM OPERATIONS..........................................  $  6,100,994   $ 1,923,879   $  4,205,291   $  3,891,192
                                                              ============   ===========   ============   ============

Page 46                 See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$    141,129   $     35,149   $    123,917   $     56,239
          52             33             37             28
          --             --         (2,766)          (561)
         483             34             --             --
------------   ------------   ------------   ------------
     141,664         35,216        121,188         55,706
------------   ------------   ------------   ------------

      50,243         26,267         34,719         39,531
      27,514         14,290         19,040         21,810
      20,935         10,945         14,466         16,471
      17,271         17,271         17,271         17,271
       8,437          4,834         10,616          7,027
       9,561          8,543         17,665          9,284
       5,000          5,000          1,847          5,915
       4,227          4,116          4,158          4,175
       3,276          3,264          3,267          3,271
       1,527            736          1,057          1,457
       3,501          3,283          3,464          3,424
------------   ------------   ------------   ------------
     151,492         98,549        127,570        129,636
     (28,396)       (34,195)       (48,295)       (32,783)
------------   ------------   ------------   ------------
     123,096         64,354         79,275         96,853
------------   ------------   ------------   ------------
      18,568        (29,138)        41,913        (41,147)
------------   ------------   ------------   ------------



     594,475        832,876        599,724      1,166,082
          --             --             --             --
------------   ------------   ------------   ------------
     594,475        832,876        599,724      1,166,082
------------   ------------   ------------   ------------

   2,388,479        814,577        920,256        668,839
          --             --             --             --
------------   ------------   ------------   ------------
   2,388,479        814,577        920,256        668,839
------------   ------------   ------------   ------------
   2,982,954      1,647,453      1,519,980      1,834,921
------------   ------------   ------------   ------------

$  3,001,522   $  1,618,315   $  1,561,893   $  1,793,774
============   ============   ============   ============


                        See Notes to Financial Statements                Page 47

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
OPERATIONS:
Net investment income (loss)................................  $     46,072   $    91,561   $    379,894   $    911,062
Net realized gain (loss)....................................     1,874,871       966,401        836,418      2,342,919
Net change in unrealized appreciation (depreciation)........     4,180,051       865,917      2,988,979        637,211
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets resulting from
   operations ..............................................     6,100,994     1,923,879      4,205,291      3,891,192
Net increase (decrease) in net assets from Membership
   Interest transactions....................................    (2,783,240)   (1,144,308)    (1,921,694)    (7,609,310)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets.......................     3,317,754       779,571      2,283,597     (3,718,118)

NET ASSETS:
Beginning of period.........................................    18,389,142     6,536,177     15,643,997     31,649,021
                                                              ------------   -----------   ------------   ------------
End of period...............................................  $ 21,706,896   $ 7,315,748   $ 17,927,594   $ 27,930,903
                                                              ============   ===========   ============   ============


FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
OPERATIONS:
Net investment income (loss)................................  $    226,677   $    72,572   $    476,165   $    907,319
Net realized gain (loss)....................................       450,530       523,119      1,235,662       (787,790)
Net change in unrealized appreciation (depreciation)........     1,802,786       116,508       (808,234)     5,932,849
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets resulting from
   operations...............................................     2,479,993       712,199        903,593      6,052,378
Net increase (decrease) in net assets from Membership
   Interest transactions....................................    (4,104,172)     (946,372)    (7,000,511)       995,079
                                                              ------------   -----------   ------------   ------------
Net increase (decrease) in net assets.......................    (1,624,179)     (234,173)    (6,096,918)     7,047,457

NET ASSETS:
Beginning of period.........................................    20,013,321     6,770,350     21,740,915     24,601,564
                                                              ------------   -----------   ------------   ------------
End of period...............................................  $ 18,389,142   $ 6,536,177   $ 15,643,997   $ 31,649,021
                                                              ============   ===========   ============   ============


Page 48                 See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$     18,568   $    (29,138)  $     41,913   $    (41,147)
     594,475        832,876        599,724      1,166,082
   2,388,479        814,577        920,256        668,839
------------   ------------   ------------   ------------

   3,001,522      1,618,315      1,561,893      1,793,774

     566,175        555,293     (1,345,228)    (1,332,685)
------------   ------------   ------------   ------------
   3,567,697      2,173,608        216,665        461,089


   7,160,170      3,162,564      5,803,659      6,276,496
------------   ------------   ------------   ------------
$ 10,727,867   $  5,336,172   $  6,020,324   $  6,737,585
============   ============   ============   ============






                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$     52,614   $    (13,126)  $     92,366   $     56,740
     481,797        401,440       (528,640)    (1,555,791)
     187,293        192,956      1,275,528      2,882,693
------------   ------------   ------------   ------------

     721,704        581,270        839,254      1,383,642

  (2,749,729)    (1,822,177)    (2,041,246)    (2,242,040)
------------   ------------   ------------   ------------
  (2,028,025)    (1,240,907)    (1,201,992)      (858,398)


   9,188,195      4,403,471      7,005,651      7,134,894
------------   ------------   ------------   ------------
$  7,160,170   $  3,162,564   $  5,803,659   $  6,276,496
============   ============   ============   ============


                        See Notes to Financial Statements                Page 49

FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
AMOUNT:
Sold........................................................  $  1,378,279   $ 1,831,969   $  3,140,233   $  3,235,017
Redeemed....................................................    (4,161,519)   (2,976,277)    (5,061,927)   (10,844,327)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................  $ (2,783,240)  $(1,144,308)  $ (1,921,694)  $ (7,609,310)
                                                              ============   ===========   ============   ============
MEMBERSHIP INTEREST:
Sold........................................................       110,719       131,412        263,971        123,398
Redeemed....................................................      (337,532)     (209,504)      (422,974)      (416,935)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................      (226,813)      (78,092)      (159,003)      (293,537)
                                                              ============   ===========   ============   ============


FIRST DEFINED PORTFOLIO FUND, LLC
STATEMENTS OF CHANGES IN NET ASSETS - MEMBERSHIP INTEREST ACTIVITY FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                            THE DOW(R)       GLOBAL
                                                                 TARGET      THE DOW(R)       TARGET        DIVIDEND
                                                              MANAGED VIP      DART 10       DIVIDEND      TARGET 15
                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                              ------------   -----------   ------------   ------------
AMOUNT:
Sold........................................................  $  1,426,483   $ 2,453,000   $ 13,404,424   $  7,751,800
Redeemed....................................................    (5,530,655)   (3,399,372)   (20,404,935)    (6,756,721)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................  $ (4,104,172)  $  (946,372)  $ (7,000,511)  $    995,079
                                                              ============   ===========   ============   ============
MEMBERSHIP INTEREST:
Sold........................................................       139,952       211,056      1,322,448        340,327
Redeemed....................................................      (540,567)     (291,123)    (2,022,744)      (307,703)
                                                              ------------   -----------   ------------   ------------
Net increase (decrease).....................................      (400,615)      (80,067)      (700,296)        32,624
                                                              ============   ===========   ============   ============


Page 50                 See Notes to Financial Statements

                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

 $ 3,935,199    $ 5,050,426   $  1,691,099   $    139,941
  (3,369,024)    (4,495,133)    (3,036,327)    (1,472,626)
------------   ------------   ------------   ------------
 $   566,175    $   555,293    $(1,345,228)   $(1,332,685)
============   ============   ============   ============

     288,146        373,632        285,970         36,452
    (253,701)      (333,967)      (526,845)      (374,479)
------------   ------------   ------------   ------------
      34,445         39,665       (240,875)      (338,027)
============   ============   ============   ============






                              FIRST TRUST
   S&P(R)       NASDAQ(R)        TARGET      VALUE LINE(R)
 TARGET 24      TARGET 15      FOCUS FOUR     TARGET 25
 PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------   ------------   ------------   ------------

$  2,639,871    $ 2,802,764   $    736,999   $    298,475
  (5,389,600)    (4,624,941)    (2,778,245)    (2,540,515)
------------   ------------   ------------   ------------
$ (2,749,729)  $ (1,822,177)  $ (2,041,246)  $ (2,242,040)
============   ============   ============   ============

     237,623        252,285        157,116         96,695
    (495,013)      (422,824)      (590,528)      (796,356)
------------   ------------   ------------   ------------
    (257,390)      (170,539)      (433,412)      (699,661)
============   ============   ============   ============

                        See Notes to Financial Statements                Page 51

TARGET MANAGED VIP PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/13        12/31/12        12/31/11        12/31/10         12/31/09
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $    10.59      $     9.37      $     9.53      $     8.00       $     7.08
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............       0.03            0.12            0.05            0.07             0.06
Net realized and unrealized gain (loss) .......       3.76            1.10           (0.21)           1.46             0.86
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       3.79            1.22           (0.16)           1.53             0.92
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $    14.38      $    10.59      $     9.37      $     9.53       $     8.00
                                                ==========      ==========      ==========      ==========       ==========
TOTAL RETURN (b) (c) ..........................      35.79%          13.02%          (1.68)%         19.13%           12.99%
                                                ==========      ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $   21,707      $   18,389      $   20,013      $   27,840       $   31,149
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       1.67%           1.68%           1.69%           1.70%            1.66%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................       0.23%           1.14%           0.55%           0.81%            0.82%
Portfolio turnover rate .......................         70%             72%             89%            101%             111%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.


Page 52                 See Notes to Financial Statements

THE DOW(R) DART 10 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/13        12/31/12        12/31/11        12/31/10         12/31/09
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $    12.06      $    10.89      $    10.11      $     8.66       $     7.60
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............       0.18            0.12            0.17            0.20             0.14
Net realized and unrealized gain (loss) .......       3.54            1.05            0.61            1.25             0.92
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       3.72            1.17            0.78            1.45             1.06
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $    15.78      $    12.06      $    10.89      $    10.11       $     8.66
                                                ==========      ==========      ==========      ==========       ==========
TOTAL RETURN (b) (c) ..........................      30.85%          10.74%           7.72%          16.74%           13.95%
                                                ==========      ==========      ==========      ==========       ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $    7,316      $    6,536      $    6,770      $    6,797       $    5,447
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       1.79%           1.88%           1.96%           2.09%            2.13%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................       1.25%           1.04%           1.61%           2.24%            2.00%
Portfolio turnover rate .......................         56%             77%             95%            104%             108%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

                        See Notes to Financial Statements                Page 53

THE DOW(R) TARGET DIVIDEND PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/13        12/31/12        12/31/11        12/31/10         12/31/09
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $    10.43      $     9.88      $     9.32      $     8.00       $     7.01
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............       0.27            0.26            0.28            0.24             0.18
Net realized and unrealized gain (loss) .......       2.67            0.29            0.28            1.08             0.81
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       2.94            0.55            0.56            1.32             0.99
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $    13.37      $    10.43      $     9.88      $     9.32       $     8.00
                                                ==========      ==========      ==========      ==========       ==========
TOTAL RETURN (b) (c) ..........................      28.19%           5.57%           6.01%          16.50%           14.12%
                                                ==========      ==========      ==========      ==========       ==========


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $   17,928      $   15,644      $   21,741      $   22,281       $   22,557
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       1.56%           1.59%           1.58%           1.60%            1.67%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................       2.20%           2.53%           2.92%           2.77%            2.83%
Portfolio turnover rate .......................         65%            145%            107%            104%             109%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

Page 54                  See Notes to Financial Statements

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/13        12/31/12        12/31/11        12/31/10         12/31/09
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $    24.61      $    19.63      $    21.22      $    19.34       $    13.71
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............       0.82            0.71            0.71            0.52             0.11
Net realized and unrealized gain (loss) .......       2.71            4.27           (2.30)           1.36             5.52
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       3.53            4.98           (1.59)           1.88             5.63
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $    28.14      $    24.61      $    19.63      $    21.22       $    19.34
                                                ==========      ==========      ==========      ==========       ==========
TOTAL RETURN (b) (c) ..........................      14.34%          25.37%          (7.49)%          9.72%           41.06%
                                                ==========      ==========      ==========      ==========       ==========


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $   27,931      $   31,649      $   24,602      $   36,489       $   46,885
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       1.48%           1.51%           1.54%           1.53%            1.53%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................       3.13%           3.17%           3.39%           2.69%            0.71%
Portfolio turnover rate .......................         48%             59%             47%            123%              84%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

                        See Notes to Financial Statements                Page 55

S&P(R) TARGET 24 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/13        12/31/12        12/31/11        12/31/10         12/31/09
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $    11.24      $    10.27      $     9.46      $     7.93       $     6.97
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............       0.03            0.07            0.02            0.04             0.07
Net realized and unrealized gain (loss) .......       4.71            0.90            0.79            1.49             0.89
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       4.74            0.97            0.81            1.53             0.96
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $    15.98      $    11.24      $    10.27      $     9.46       $     7.93
                                                ==========      ==========      ==========      ==========       ==========
TOTAL RETURN (b) (c) ..........................      42.17%           9.45%           8.56%          19.29%           13.77%
                                                ==========      ==========      ==========      ==========       ==========


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $   10,728      $    7,160      $    9,188      $    9,496       $    9,292
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       1.80%           1.89%           1.81%           1.95%            2.07%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................       0.22%           0.65%           0.16%           0.46%            0.97%
Portfolio turnover rate .......................         98%            115%            161%            135%             142%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

Page 56                 See Notes to Financial Statements

NASDAQ(R) TARGET 15 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/13        12/31/12        12/31/11        12/31/10         12/31/09
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $    10.61      $     9.39      $     9.27      $     7.11       $     6.08
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............      (0.09)          (0.03)          (0.10)           0.12            (0.04)
Net realized and unrealized gain (loss) .......       5.27            1.25            0.22            2.04             1.07
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       5.18            1.22            0.12            2.16             1.03
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $    15.79      $    10.61      $     9.39      $     9.27       $     7.11
                                                ==========      ==========      ==========      ==========       ==========
TOTAL RETURN (b) (c) ..........................      48.82%          12.99%           1.29%          30.38%           16.94%
                                                ==========      ==========      ==========      ==========       ==========


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $    5,336      $    3,163      $    4,403      $    7,702       $    2,821
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       2.25%           2.31%           2.01%           2.49%            2.93%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................      (0.66)%         (0.30)%         (1.02)%          1.52%           (0.68)%
Portfolio turnover rate .......................        159%            132%            127%            100%             194%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

                        See Notes to Financial Statements                Page 57

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/13        12/31/12        12/31/11        12/31/10         12/31/09
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $     5.02      $     4.41      $     4.95      $     4.16       $     3.23
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............       0.04            0.07            0.04            0.04             0.03
Net realized and unrealized gain (loss) .......       1.52            0.54           (0.58)           0.75             0.90
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       1.56            0.61           (0.54)           0.79             0.93
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $     6.58      $     5.02      $     4.41      $     4.95       $     4.16
                                                ==========      ==========      ==========      ==========       ==========
TOTAL RETURN (b) (c) ..........................      31.08%          13.83%         (10.91)%         18.99%           28.79%
                                                ==========      ==========      ==========      ==========       ==========


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $    6,020      $    5,804      $    7,006      $   10,715       $   11,204
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       2.20%           2.13%           2.08%           2.01%            2.29%
Ratio of expenses to average net assets .......       1.37%           1.37%           1.37%           1.37%            1.37%
Ratio of net investment income (loss) to
   average net assets .........................       0.72%           1.42%           0.79%           0.95%            0.92%
Portfolio turnover rate .......................         91%             82%            124%            110%              81%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

Page 58                 See Notes to Financial Statements

VALUE LINE(R) TARGET 25 PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                   YEAR            YEAR            YEAR            YEAR             YEAR
                                                   ENDED          ENDED           ENDED           ENDED            ENDED
                                                 12/31/13        12/31/12        12/31/11        12/31/10         12/31/09
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, beginning of period .......... $     3.41      $     2.81      $     3.73      $     2.86       $     2.67
                                                ----------      ----------      ----------      ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a) ..............      (0.02)           0.03           (0.04)          (0.03)           (0.02)
Net realized and unrealized gain (loss) .......       1.09            0.57           (0.88)           0.90             0.21
                                                ----------      ----------      ----------      ----------       ----------
Total from investment operations ..............       1.07            0.60           (0.92)           0.87             0.19
                                                ----------      ----------      ----------      ----------       ----------
Net asset value, end of period ................ $     4.48      $     3.41      $     2.81      $     3.73       $     2.86
                                                ==========      ==========      ==========      ==========       ==========
TOTAL RETURN (b) (c) ..........................      31.38%          21.35%         (24.67)%         30.42%            7.12%
                                                ==========      ==========      ==========      ==========       ==========


RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......... $    6,738      $    6,276      $    7,135      $   12,602       $   11,211
Ratio of expenses to average net assets without
   fee waivers and expenses reimbursed ........       1.97%           2.00%           1.81%           1.83%            1.80%
Ratio of expenses to average net assets .......       1.47%           1.47%           1.47%           1.47%            1.47%
Ratio of net investment income (loss) to
   average net assets .........................      (0.62)%          0.82%          (1.10)%         (0.82)%          (0.63)%
Portfolio turnover rate .......................         98%            107%            129%            103%             119%

-----------------------------

(a) Per Membership Interest values have been calculated using the average share method.

(b) Total return is not annualized for periods less than one year. The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, and sales charges. These expenses would reduce the overall returns shown.

(c) The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

                        See Notes to Financial Statements                Page 59

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               DECEMBER 31, 2013


                                1. ORGANIZATION

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a Delaware limited liability company on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.

The Registrant offers eight managed investment portfolios (each a "Portfolio" and collectively, the "Portfolios") as follows:

    Target Managed VIP Portfolio
    The Dow(R) DART 10 Portfolio
    The Dow(R) Target Dividend Portfolio
    Global Dividend Target 15 Portfolio
    S&P(R) Target 24 Portfolio
    NASDAQ(R) Target 15 Portfolio
    First Trust Target Focus Four Portfolio
    Value Line(R) Target 25 Portfolio

Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in Portfolio Membership Interests (each an "Interest," and collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of the applicable Portfolio. Interests are not offered directly to the public. Interests are sold only to Prudential Annuities Life Assurance Corporation Variable Account B ("Account B"), a separate account of Prudential Annuities Life Assurance Corporation ("Prudential"), to fund the benefits of variable annuity policies (the "Policies") issued by Prudential. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Portfolios have indirect rights to the Interests.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of each Interest is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Interest is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Portfolio) by the total number of Interests outstanding.

Each Portfolio's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value each Portfolio's investments are primarily obtained from third party pricing services. Each Portfolio's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the bid and asked prices, if available, and otherwise at the closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Registrant's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               DECEMBER 31, 2013


provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of each Portfolio's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by each Portfolio generally results in prices used by the Portfolios that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    foreign currency exchange activity;

      4) the trading prices of financial products that are tied to baskets of foreign securities;

      5)    factors relating to the event that precipitated the pricing problem;

      6)    whether the event is likely to recur; and

      7) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Portfolio's investments as of December 31, 2013, is included with the Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               DECEMBER 31, 2013


C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the "Net realized gain (loss) on investments" on the Statements of Operations. Unrealized appreciation of $882 from dividends receivable in foreign currencies is included in "Dividends receivable" on the Statement of Assets and Liabilities for the Global Dividend Target 15 Portfolio.

D. DIVIDENDS AND DISTRIBUTIONS TO INTEREST HOLDERS:

Distributions from net investment income and net realized long-term and short-term capital gains of all Portfolios may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. Currently all distributions paid by a Portfolio will be reinvested by the Portfolio.

E. INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of Prudential and is not taxed separately. The Registrant intends to continue to comply with the provisions of Section 817(h) of the Internal Revenue Code, which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Portfolios are not currently taxable when left to accumulate within a variable annuity contract. As such, no distributions have been paid by any of the Portfolios and no federal or state income tax provision is required.

F. EXPENSES:

Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. General expenses of the Registrant with the exception of audit and printing fees, which are allocated evenly among the Portfolios, are generally allocated to all the Portfolios based upon the average net assets of each Portfolio.

The Registrant has entered into an Administrative Services Agreement (the "Agreement") with Prudential whereby Prudential provides certain Membership Interests servicing reasonably necessary for the operations of the Portfolios other than the management services provided by First Trust Advisors L.P. ("First Trust") pursuant to the Investment Advisory and Management Agreement. As compensation for the services rendered under the Agreement, Prudential is paid fees at an annual rate of 0.30% of average daily net assets from the Portfolios. These fees are included in "Membership Interest servicing fees" on the Statements of Operations.

First Trust has entered into various licensing agreements, which allow First Trust to use certain trademarks and trade names of the applicable licensors (see Licensing Information in the Additional Information section of this report). The Portfolios are sub-licensees to these license agreements and are required to pay licensing fees, which are shown on the Statements of Operations.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust, the investment advisor to the Portfolios, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust provides each Portfolio with discretionary investment services and certain administrative services necessary for the management of the Portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Portfolio's average daily net assets.

For the period September 30, 2004 through December 31, 2014, First Trust has contractually agreed to waive fees and reimburse expenses of the Portfolios to limit the total annual fund operating expenses (excluding taxes, interest, all brokerage commissions, other normal charges incident to the purchase and sale of portfolio securities, and extraordinary expenses) to 1.37% for the First Trust Target Focus Four Portfolio and 1.47% for each of the other Portfolios' average daily net assets. Expenses reimbursed and fees waived by First Trust under the Fee Waiver, Expense Reimbursement and Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Portfolio if it results in the Portfolio exceeding an expense ratio equal to the expense cap in place at the time the expenses or fees were reimbursed or waived by First Trust.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               DECEMBER 31, 2013


These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations. The advisory fee waivers and expense reimbursements for the year ended December 31, 2013 and the expenses borne by First Trust subject to recovery from each Portfolio at December 31, 2013 were as follows:

                                                                      EXPENSES BORNE BY FIRST TRUST SUBJECT TO RECOVERY
                                                                      -------------------------------------------------
                                                                      YEAR ENDED   YEAR ENDED   YEAR ENDED
                                               FEES       EXPENSES     DECEMBER     DECEMBER     DECEMBER
                                              WAIVED     REIMBURSED    31, 2011     31, 2012     31, 2013       TOTAL
                                            ----------   ----------   ----------   ----------   ----------   ----------
Target Managed VIP
  Portfolio............................     $   39,479   $       --   $   56,401   $   41,448   $   39,479   $  137,328
The Dow(R) Dart 10
  Portfolio............................         23,598           --       27,884       28,385       23,598       79,867
The Dow(R) Target Dividend
  Portfolio............................         15,827           --       22,017       21,677       15,827       59,521
Global Dividend Target 15
  Portfolio............................          2,745           --       22,253       11,173        2,745       36,171
S&P(R) Target 24
  Portfolio............................         28,396           --       32,445       34,343       28,396       95,184
NASDAQ(R) Target 15
  Portfolio............................         26,267       7,928        32,132       37,272       34,195      103,599
First Trust Target Focus Four
  Portfolio............................         34,719      13,576        73,400       49,375       48,295      171,070
Value Line(R) Target 25
  Portfolio............................         32,783           --       34,798       36,694       32,783      104,275


BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Portfolios' administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to each Portfolio, including maintaining the Portfolios' books of account, records of the Portfolios' securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for each Portfolio. The Bank of New York Mellon ("BNYM") serves as the Portfolios' custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Portfolios' assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The Portfolios are considered to be index funds for this purpose. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman served two-year terms until December 31, 2013, before rotating to serve as Chairman of another Committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

                              4. DISTRIBUTION PLAN

The Registrant, on behalf of each Portfolio, has adopted a 12b-1 Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Portfolios will be subject to an annual service fee.

First Trust Portfolios L.P. ("FTP") serves as the selling agent and distributor of Interests of the Portfolios. In this capacity, FTP manages the offering of the Portfolios' Interests and is responsible for all sales and promotional activities. The Plan reimburses FTP for its costs in connection with these activities. FTP also uses the service fee to compensate Prudential for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Portfolio may spend up to 0.25% per year of the average daily net assets of its Interests as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale and distribution of a Portfolio's Interests including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                               DECEMBER 31, 2013


sales literature and reports to Interest holders and policy owners used in connection with the sale of a Portfolio's Interests, certain other expenses associated with the distribution of the Portfolios, and any distribution-related expenses that may be authorized by the Registrant's Board of Trustees.

During the year ended December 31, 2013, all service fees received by FTP were paid to Prudential, with no portion of such fees retained by FTP. The Plan may be renewed from year to year if approved by a vote of the Registrant's Board of Trustees and a vote of the Independent Trustees, who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for the purpose of voting on the Plan.

                      5. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended December 31, 2013, were as follows:

                                                         PURCHASES                   SALES
                                                       -------------             -------------
Target Managed VIP Portfolio                            $13,686,314               $16,287,932
The Dow(R) DART 10 Portfolio                              4,004,308                 5,144,239
The Dow(R) Target Dividend Portfolio                     10,926,728                12,577,964
Global Dividend Target 15 Portfolio                      13,734,803                20,041,441
S&P(R) Target 24 Portfolio                                8,700,235                 8,061,192
NASDAQ(R) Target 15 Portfolio                             7,360,487                 6,724,480
First Trust Target Focus Four Portfolio                   5,132,532                 6,417,746
Value Line(R) Target 25 Portfolio                         6,336,775                 7,726,366

                            6. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

                               7. INDEMNIFICATION

The Registrant has a variety of indemnification obligations under contracts with its service providers. The Registrant's maximum exposure under these arrangements is unknown. However, the Registrant has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued, and has determined that there was the following subsequent event:

As approved by the Board of Trustees of the Registrant at a meeting on January 22, 2014, the Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio and Value Line(R) Target 25 Portfolio (collectively, the "Portfolios"), each a series of the Registrant, are scheduled to cease normal operations on April 18, 2014 (the "Effective Date"). Following the Effective Date, the Registrant and the Portfolios will terminate and liquidate on April 25, 2014. The Portfolios expect to distribute termination proceeds on or prior to April 25, 2014.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND MEMBER OF FIRST DEFINED PORTFOLIO FUND, LLC:

We have audited the accompanying statements of assets and liabilities of First Defined Portfolio Fund, LLC (the "Registrant"), comprised of Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio, and Value Line(R) Target 25 Portfolio (collectively, the "Portfolios"), including the portfolios of investments, as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Registrant is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Registrant's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the Portfolios' custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios listed above included in the First Defined Portfolio Fund, LLC, as of December 31, 2013, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 11, 2014

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         DECEMBER 31, 2013 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Registrant uses to determine how to vote proxies and information on how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Registrant's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                             LICENSING INFORMATION

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500", "500",
S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"), and "Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow Jones Select Dividend Index(SM)," "Dow Industrials(SM)," "The Dow(R)," "Dow 30(SM)," and "The Dow 10(SM)" and Dow Jones are registered trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and sublicensed for certain purposes by FTP on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio and S&P(R) Target 24 Portfolio are sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates make any representation regarding the advisability of investing in such product(s).

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some of the risks that should be considered for the Portfolios. For additional information about the risks associated with investing in the Portfolios, please see the Portfolios' prospectus and statement of additional information, as well as other regulatory filings.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         DECEMBER 31, 2013 (UNAUDITED)


MARKET RISK: The principal risk of investing in the Portfolios is market risk. Market risk is the risk that a particular stock in a Portfolio, the Portfolio itself or stocks in general may fall in value. As with any mutual fund investment, loss of money is a risk of investing. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

NON-U.S. SECURITIES INVESTMENT RISK: The Portfolios may invest in non-U.S. securities. Investing in securities of non-U.S. companies and non-U.S. governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many non-U.S. companies and non-U.S. governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NON-DIVERSIFICATION RISK: Each Portfolio is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Portfolio may therefore invest a relatively high percentage of its assets in a limited number of issuers. This does expose each Portfolio to greater market fluctuations than is experienced by a diversified fund. Each Portfolio is more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

INVESTMENT STRATEGY RISK: Each Portfolio is also exposed to additional market risk due to its policy of investing in accordance with an investment strategy. As a result of this policy, securities held by the Portfolios will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Each Portfolio's relative lack of diversification, possible concentration in a particular industry and passive management style may subject investors to greater market risk than other mutual funds.

SMALL CAP COMPANY RISK: The Target Managed VIP Portfolio and Value Line(R) Target 25 Portfolio invest in small cap stocks, which presents additional risk. Small cap stocks are more vulnerable to market conditions, less liquid and generally experience greater price volatility than stocks of larger capitalization companies.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         DECEMBER 31, 2013 (UNAUDITED)

Information pertaining to the Trustees and officers of the Registrant is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling (800) 988-5891.

                                                                                                    NUMBER OF           OTHER
                                                                                                  PORTFOLIOS IN    TRUSTEESHIPS OR
                                                                                                 THE FIRST TRUST    DIRECTORSHIPS
      NAME, ADDRESS,             TERM OF OFFICE                                                   FUND COMPLEX     HELD BY TRUSTEE
     DATE OF BIRTH AND            AND LENGTH OF               PRINCIPAL OCCUPATIONS                OVERSEEN BY       DURING PAST
POSITION WITH THE REGISTRANT         SERVICE                   DURING PAST 5 YEARS                   TRUSTEE           5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term     Physician; President, Wheaton Orthopedics;       105        None
c/o First Trust Advisors L.P.                         Limited Partner, Gundersen Real Estate
120 East Liberty Drive,         o Since Inception     Limited Partnership; Member, Sportsmed,
  Suite 400                                           LLC
Wheaton, IL 60187
D.O.B.: 04/51

Thomas R. Kadlec, Trustee       o Indefinite Term     President (March 2010 to Present), Senior        105        Director of ADM
c/o First Trust Advisors L.P.                         Vice President and Chief Financial Officer                  Investor Services,
120 East Liberty Drive,         o Since March 2004    (May 2007 to March 2010), ADM Investor                      Inc. and ADM
  Suite 400                                           Services, Inc. (Futures Commission Merchant)                Investor Services
Wheaton, IL 60187                                                                                                 International
D.O.B.: 11/57

Robert F. Keith, Trustee        o Indefinite Term     President (2003 to Present), Hibs Enterprises    105        Director of Trust
c/o First Trust Advisors L.P.                         (Financial and Management Consulting)                       Company of
120 East Liberty Drive,         o Since April 2007                                                                Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson, Trustee        o Indefinite Term     President and Chief Executive Officer (June      105        Director of
c/o First Trust Advisors L.P.                         2012 to Present), Dew Learning LLC                          Covenant
120 East Liberty Drive,         o Since Inception     (Educational Products and Services); President              Transport Inc.
  Suite 400                                           (June 2002 to June 2012), Covenant College
Wheaton, IL 60187
D.O.B.: 03/54

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee and  o Indefinite Term     Chief Executive Officer (December 2010           105        None
Chairman of the Board                                 to Present), President (until December
120 East Liberty Drive,         o Since Inception     2010), First Trust Advisors L.P. and First
  Suite 400                                           Trust Portfolios L.P.; Chairman of the
Wheaton, IL 60187                                     Board of Directors, BondWave LLC
D.O.B.: 09/55                                         (Software Development Company/
                                                      Investment Advisor) and Stonebridge
                                                      Advisors LLC (Investment Advisor)

-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Registrant due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Registrant.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         DECEMBER 31, 2013 (UNAUDITED)

     NAME, ADDRESS            POSITION AND OFFICES      TERM OF OFFICE AND               PRINCIPAL OCCUPATIONS
   AND DATE OF BIRTH             WITH REGISTRANT         LENGTH OF SERVICE                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS (2)
------------------------------------------------------------------------------------------------------------------------------------
Mark R. Bradley         President and Chief          o Indefinite Term         Chief Operating Officer (December 2010 to Present)
120 E. Liberty Drive,   Executive Officer                                      and Chief Financial Officer, First Trust Advisors
   Suite 400                                         o Since January 2012      L.P. and First Trust Portfolios L.P.; Chief Financial
Wheaton, IL 60187                                                              Officer, BondWave LLC (Software Development
D.O.B.: 11/57                                                                  Company/Investment Advisor) and Stonebridge
                                                                               Advisors LLC (Investment Advisor)

James M. Dykas          Treasurer, Chief Financial   o Indefinite Term         Controller (January 2011 to Present), Senior Vice
120 E. Liberty Drive,   Officer and Chief                                      President (April 2007 to January 2011), Vice
   Suite 400            Accounting Officer           o Since January 2012      President (January 2005 to April 2007), First Trust
Wheaton, IL 60187                                                              Advisors L.P. and First Trust Portfolios L.P.
D.O.B.: 01/66

W. Scott Jardine        Secretary and Chief          o Indefinite Term         General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,   Legal Officer                                          Trust Portfolios L.P.; Secretary and General Counsel,
   Suite 400                                         o Since Inception         BondWave LLC (Software Development Company/
Wheaton, IL 60187                                                              Investment Advisor); Secretary of Stonebridge
D.O.B.: 05/60                                                                  Advisors LLC (Investment Advisor)

Daniel J. Lindquist     Vice President               o Indefinite Term         Managing Director (July 2012 to Present), Senior
120 E. Liberty Drive,                                                          Vice President (September 2005 to July 2012),
   Suite 400                                         o Since December 2005     First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                              L.P.
D.O.B.: 02/70

Kristi A. Maher         Chief Compliance Officer     o Indefinite Term         Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,   and Assistant Secretary                                and First Trust Portfolios L.P.
   Suite 400                                         o Chief Compliance
Wheaton, IL 60187                                      Officer Since
D.O.B.: 12/66                                          January 2011

                                                     o Assistant Secretary
                                                       Since July 2004

Roger F. Testin         Vice President               o Indefinite Term         Senior Vice President, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                          First Trust Portfolios L.P.
   Suite 400                                         o Since September 2001
Wheaton, IL 60187
D.O.B.: 06/66

-----------------------------

(2) Officers of the Registrant have an indefinite term. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         DECEMBER 31, 2013 (UNAUDITED)


PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

PRIVACY ONLINE

We allow third-party companies, including AddThis (a social media sharing service), to collect certain anonymous information when you visit our website. These companies may use non-personally identifiable information during your visits to this and other websites in order to provide advertisements about goods and services likely to be of greater interest to you. These companies typically use a cookie, third party web beacon or pixel tags, to collect this information. To learn more about this behavioral advertising practice, you can visit www.networkadvertising.org.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

                      This Page Left Blank Intentionally.

                      This Page Left Blank Intentionally.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

      (e)   Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $136,000.00 for 2012 and $136,000.00 for 2013.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item were $0 for 2012 and $0 for 2013.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2012 and $0 for 2013.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $0 for 2011 and $0 for 2012.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for 2012 and $0 for 2013.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2011 and $0 for 2013.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2012 and $0 for 2013.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(c) or paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                          (b)  0%
                          (c)  0%
                          (d)  0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for 2012 were $0 for the registrant, $4,120 for the registrant's investment adviser and $65,135 for the registrant's distributor and for 2013 were $0 for the registrant, $38,000 for the registrant's investment adviser and $58,100 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)           First Defined Portfolio Fund, LLC
              ----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  February 11, 2014
      -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:  February 11, 2014
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By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date:  February 11, 2014
      -----------------------

* Print the name and title of each signing officer under his or her signature.